                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Comstock Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 4/30/99           since 9/18/00

 Since Inception                    8.32%                  9.08%

 5-year                            12.44                  12.14

 1-year                            18.87                  18.60

 6-month                            6.22                   6.01
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

Although stocks generally rose over the six months ended June 30, 2007, increased volatility tempered the market's gains. Weighing heavily on the market were concerns about rising inflation and interest rates, which have the potential to dampen consumer spending, corporate profits and the boom in corporate buyouts -- some of the chief factors driving the markets in the past few years. Moreover, a higher interest rate environment would make bonds appear more attractive than stocks, which would then lead investors to rotate out of the stock market. The weakening U.S. housing market was another source of heightened anxieties. Lower home values are expected to reduce consumer borrowing and, in turn, consumer spending. Furthermore, several hedge funds invested in securities related to subprime mortgages (loans made to less creditworthy consumers) were nearing collapse at the end of the reporting period. Despite these overhangs, other more positive news continued to bolster stock investors' enthusiasm. Wage growth and steady employment helped support consumer spending, fueling a slight uptick in economic growth from the first quarter to the second quarter of 2007. Corporate earnings reported for the first quarter were reasonably strong, but investors tempered their expectations for second quarter earnings, which begin reporting after the close of this reporting period.

On the other hand, the Portfolio's strongest contributing area relative to the Russell 1000(R) Value Index was in the consumer staples sector. Our stock selection included a food company and a diversified consumer goods company that were standout performers during the period under review. The financials sector was additive to relative performance as well, primarily because the Portfolio did not own any real estate investment trusts (REITs). REITs performed well over the past seven years amid the booming real estate market and relatively low interest rate levels; however, REITs' performance slipped in the second quarter of 2007 as interest rates began rising. Finally, the health care sector, in which the Portfolio owns almost entirely pharmaceutical stocks, was another source of strength relative to the Russell 1000 Value Index. The pharmaceutical industry began to see a turnaround after waning investor sentiment kept pharmaceutical companies' stock prices depressed for the past several years.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Comstock Portfolio underperformed the Russell 1000(R) Value Index and the S&P 500(R) Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

---------------------------------------------------------
                              RUSSELL        S&P
                              1000(R)       500(R)
      CLASS I   CLASS II    VALUE INDEX     INDEX

       6.22%     6.01%         6.23%        6.96%
---------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

The Portfolio's primary detractor relative to the Russell 1000 Value Index was a lack of exposure to the energy sector. By our measures, these stocks have remained overpriced relative to our assessment of fair value, and therefore we could not justify owning them, regardless of how well they have performed over the short term.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOP 10 HOLDINGS AS OF 6/30/07
Citigroup, Inc.                                      3.7%
International Paper Co.                              3.2
Bank of America Corp.                                3.0
Bristol-Myers Squibb Co.                             3.0
Wyeth                                                2.9
Verizon Communications, Inc.                         2.8
Coca-Cola Co.                                        2.8
Comcast Corp., Class A                               2.7
Wachovia Corp.                                       2.5
Time Warner, Inc.                                    2.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/07
Pharmaceuticals                                     15.8%
Other Diversified Financial Services                 8.0
Movies & Entertainment                               5.8
Packaged Foods & Meats                               5.7
Diversified Banks                                    4.6
Integrated Telecommunication Services                4.3
Broadcasting & Cable TV                              4.1
Property & Casualty Insurance                        3.5
Paper Products                                       3.2
Soft Drinks                                          2.8
Computer Hardware                                    2.7
Hypermarkets & Super Centers                         2.5
Diversified Chemicals                                2.3
Household Products                                   2.1
Thrifts & Mortgage Finance                           1.9
Aluminum                                             1.7
Multi-Line Insurance                                 1.7
Life & Health Insurance                              1.7
Investment Banking & Brokerage                       1.4
Drug Retail                                          1.4
Tobacco                                              1.3
Asset Management & Custody Banks                     1.3
Health Care Distributors                             1.3
Industrial Conglomerates                             1.2
Semiconductors                                       1.2
Catalog Retail                                       0.9
Regional Banks                                       0.8
Home Improvement Retail                              0.8
Specialty Chemicals                                  0.7
Brewers                                              0.7
Data Processing & Outsourced Services                0.7
Airlines                                             0.6
Communications Equipment                             0.6
Health Care Equipment                                0.6
Systems Software                                     0.6
Semiconductor Equipment                              0.4
Publishing                                           0.3
Electronic Manufacturing Services                    0.1
Electronic Equipment Manufacturers                   0.1
                                                   -----
Total Long-Term Investments                         91.4
Total Repurchase Agreements                          8.1
                                                   -----
Total Investments                                   99.5
Other Assets in Excess of Liabilities                0.5
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/07           6/30/07       1/1/07-6/30/07
Class I
  Actual....................................................    $1,000.00        $1,062.15          $2.97
  Hypothetical..............................................     1,000.00         1,021.92           2.91
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,060.12           4.24
  Hypothetical..............................................     1,000.00         1,020.68           4.16
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.58% and 0.83% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS  91.4%
AIRLINES  0.6%
Southwest Airlines Co. ...........  1,868,700     $   27,862,317
                                                  --------------
ALUMINUM  1.7%
Alcoa, Inc. ......................  1,850,300         74,992,659
                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.3%
Bank of New York Co., Inc. .......  1,412,300         58,525,712
                                                  --------------
BREWERS  0.7%
Anheuser-Busch Cos., Inc. ........    567,600         29,606,016
                                                  --------------
BROADCASTING & CABLE TV  4.1%
Clear Channel Communications,
  Inc. ...........................    528,896         20,002,847
Comcast Corp., Class A (a)........  4,183,150        117,630,178
Liberty Media Corp.--Capital, Ser
  A (a)...........................    333,275         39,219,802
                                                  --------------
                                                     176,852,827
                                                  --------------
CATALOG RETAIL  0.9%
Liberty Media Corp.--Interactive,
  Ser A (a).......................  1,816,275         40,557,421
                                                  --------------

COMMUNICATIONS EQUIPMENT  0.6%
Cisco Systems, Inc. (a)...........    432,800         12,053,480
Ericsson, Class B--ADR (Sweden)...    370,520         14,780,043
                                                  --------------
                                                      26,833,523
                                                  --------------
COMPUTER HARDWARE  2.7%
Dell, Inc. (a)....................  2,068,800         59,064,240
Hewlett-Packard Co. ..............    439,110         19,593,088
IBM Corp. ........................    363,500         38,258,375
                                                  --------------
                                                     116,915,703
                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES  0.7%
First Data Corp. .................    450,400         14,714,568
Western Union Co. ................    704,200         14,668,486
                                                  --------------
                                                      29,383,054
                                                  --------------
DIVERSIFIED BANKS  4.6%
Barclays PLC--ADR (United
  Kingdom)........................    143,700          8,017,023
U.S. Bancorp......................    556,900         18,349,855
Wachovia Corp. ...................  2,110,000        108,137,500
Wells Fargo & Co. ................  1,817,500         63,921,475
                                                  --------------
                                                     198,425,853
                                                  --------------
DIVERSIFIED CHEMICALS  2.3%
Du Pont (E.I.) de Nemours &
  Co. ............................  1,973,900        100,353,076
                                                  --------------
DRUG RETAIL  1.4%
CVS Corp. ........................  1,645,900         59,993,055
                                                  --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. .....................    132,800          2,989,328
                                                  --------------
ELECTRONIC MANUFACTURING SERVICES  0.1%
Flextronics International Ltd.
  (Singapore) (a).................    309,600          3,343,680
Kemet Corp. (a)...................    167,000          1,177,350
                                                  --------------
                                                       4,521,030
                                                  --------------
HEALTH CARE DISTRIBUTORS  1.3%
Cardinal Health, Inc. ............    790,300         55,826,792
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a).......  1,722,700     $   26,426,218
                                                  --------------

HOME IMPROVEMENT RETAIL  0.8%
Home Depot, Inc. .................    414,000         16,290,900
Lowe's Cos., Inc. ................    555,100         17,036,019
                                                  --------------
                                                      33,326,919
                                                  --------------
HOUSEHOLD PRODUCTS  2.1%
Kimberly-Clark Corp. .............  1,010,500         67,592,345
Procter & Gamble Co...............    424,400         25,969,036
                                                  --------------
                                                      93,561,381
                                                  --------------
HYPERMARKETS & SUPER CENTERS  2.5%
Wal-Mart Stores, Inc. ............  2,223,200        106,958,152
                                                  --------------

INDUSTRIAL CONGLOMERATES  1.2%
General Electric Co. .............  1,415,200         54,173,856
                                                  --------------

INTEGRATED TELECOMMUNICATION SERVICES  4.3%
AT&T, Inc. .......................  1,594,000         66,151,000
Verizon Communications, Inc. .....  2,992,600        123,205,342
                                                  --------------
                                                     189,356,342
                                                  --------------
INVESTMENT BANKING & BROKERAGE  1.4%
Bear Stearns Cos., Inc............    105,100         14,714,000
Merrill Lynch & Co., Inc. ........    581,000         48,559,980
                                                  --------------
                                                      63,273,980
                                                  --------------
LIFE & HEALTH INSURANCE  1.7%
AFLAC, Inc. ......................    384,200         19,747,880
MetLife, Inc. ....................    500,900         32,298,032
Torchmark Corp. ..................    317,710         21,286,570
                                                  --------------
                                                      73,332,482
                                                  --------------
MOVIES & ENTERTAINMENT  5.8%
News Corp., Class B...............  1,711,700         39,266,398
Time Warner, Inc. ................  5,124,800        107,825,792
Viacom, Inc., Class B (a).........  2,497,300        103,962,599
                                                  --------------
                                                     251,054,789
                                                  --------------
MULTI-LINE INSURANCE  1.7%
American International Group,
  Inc. ...........................    623,500         43,663,705
Genworth Financial, Inc., Class
  A...............................    400,600         13,780,640
Hartford Financial Services Group,
  Inc. ...........................    162,900         16,047,279
                                                  --------------
                                                      73,491,624
                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  8.0%
Bank of America Corp. ............  2,653,500        129,729,615
Citigroup, Inc. ..................  3,130,900        160,583,861
JPMorgan Chase & Co. .............  1,225,300         59,365,785
                                                  --------------
                                                     349,679,261
                                                  --------------
PACKAGED FOODS & MEATS  5.7%
Cadbury Schweppes PLC--ADR (United
  Kingdom)........................  1,490,300         80,923,290
Kraft Foods, Inc., Class A........  2,209,161         77,872,925
Unilever N.V. (Netherlands).......  2,877,600         89,263,152
                                                  --------------
                                                     248,059,367
                                                  --------------
PAPER PRODUCTS  3.2%
International Paper Co............  3,575,702        139,631,163
                                                  --------------

PHARMACEUTICALS  15.8%
Abbott Laboratories...............  1,117,500         59,842,125
Bristol-Myers Squibb Co. .........  4,082,300        128,837,388
Eli Lilly & Co. ..................  1,579,900         88,284,812
GlaxoSmithKline PLC--ADR (United
  Kingdom)........................  1,340,900         70,222,933

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Pfizer, Inc. .....................  2,832,900     $   72,437,253
Roche Holdings AG--ADR
  (Switzerland)...................    482,400         42,784,683
Sanofi Aventis--ADR (France)......    671,500         27,041,305
Schering-Plough Corp. ............  2,419,500         73,649,580
Wyeth.............................  2,204,900        126,428,966
                                                  --------------
                                                     689,529,045
                                                  --------------
PROPERTY & CASUALTY INSURANCE  3.5%
Berkshire Hathaway, Inc.,
  Class B (a).....................     10,530         37,960,650
Chubb Corp. ......................  1,596,180         86,417,185
Travelers Cos., Inc. .............    521,400         27,894,900
                                                  --------------
                                                     152,272,735
                                                  --------------
PUBLISHING  0.3%
Gannett Co., Inc. ................    235,600         12,946,220
                                                  --------------

REGIONAL BANKS  0.8%
PNC Financial Services Group,
  Inc. ...........................    474,400         33,957,552
                                                  --------------

SEMICONDUCTOR EQUIPMENT  0.4%
ASML Holding N.V.
  (Netherlands) (a)...............    110,800          3,041,460
KLA-Tencor Corp. .................    229,800         12,627,510
                                                  --------------
                                                      15,668,970
                                                  --------------
SEMICONDUCTORS  1.2%
Intel Corp. ......................  1,365,000         32,432,400
Texas Instruments, Inc. ..........    517,000         19,454,710
                                                  --------------
                                                      51,887,110
                                                  --------------
SOFT DRINKS  2.8%
Coca-Cola Co. ....................  2,307,500        120,705,325
                                                  --------------

SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ..................    574,800         31,430,064
                                                  --------------

SYSTEMS SOFTWARE  0.6%
McAfee, Inc. (a)..................      9,100            320,320
Microsoft Corp. ..................    844,000         24,872,680
                                                  --------------
                                                      25,193,000
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE  1.9%
Federal Home Loan Mortgage Corp...    966,400     $   58,660,480
Federal National Mortgage
  Association.....................    371,100         24,243,963
                                                  --------------
                                                      82,904,443
                                                  --------------
TOBACCO  1.3%
Altria Group, Inc. ...............    836,200         58,651,068
                                                  --------------

TOTAL LONG-TERM INVESTMENTS  91.4%
  (Cost $3,387,209,897).......................     3,981,109,432
                                                  --------------
REPURCHASE AGREEMENTS  8.1%
Citigroup Global Markets, Inc. ($111,043,267
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 5.33%, dated 06/29/07, to
  be sold on 07/02/07 at $111,092,589)........       111,043,267
State Street Bank & Trust Co. ($240,310,733
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.85%, dated 06/29/07, to
  be sold on 07/02/07 at $240,407,859)........       240,310,733
                                                  --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $351,354,000).........................       351,354,000
                                                  --------------

TOTAL INVESTMENTS  99.5%
  (Cost $3,738,563,897).......................     4,332,463,432
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%...        21,610,745
                                                  --------------

NET ASSETS  100.0%............................    $4,354,074,177
                                                  ==============

    Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $3,738,563,897).....................    $4,332,463,432
Cash........................................................               967
Receivables:
  Investments Sold..........................................        12,625,074
  Portfolio Shares Sold.....................................         8,076,369
  Dividends.................................................         5,316,370
  Interest..................................................            97,632
Other.......................................................            97,048
                                                                --------------
    Total Assets............................................     4,358,676,892
                                                                --------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................         1,995,752
  Portfolio Shares Repurchased..............................         1,511,176
  Distributor and Affiliates................................           869,208
Trustees' Deferred Compensation and Retirement Plans........           186,422
Accrued Expenses............................................            40,157
                                                                --------------
    Total Liabilities.......................................         4,602,715
                                                                --------------
NET ASSETS..................................................    $4,354,074,177
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $3,639,040,628
Net Unrealized Appreciation.................................       593,899,535
Accumulated Net Realized Gain...............................        83,436,609
Accumulated Undistributed Net Investment income.............        37,697,405
                                                                --------------
NET ASSETS..................................................    $4,354,074,177
                                                                ==============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $431,091,390 and
  28,684,554 shares of beneficial interest issued and
  outstanding)..............................................    $        15.03
                                                                ==============
  Class II Shares (Based on net assets of $3,922,982,787 and
  261,802,386 shares of beneficial interest issued and
  outstanding)..............................................    $        14.98
                                                                ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $582,492)....    $ 46,223,959
Interest....................................................       8,070,831
                                                                ------------
  Total Income..............................................      54,294,790
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................      11,351,778
Distribution (12b-1) and Service Fees.......................       4,586,211
Accounting and Administrative Expenses......................         232,930
Custody.....................................................          68,636
Reports to Shareholders.....................................          64,904
Professional Fees...........................................          53,637
Trustees' Fees and Related Expenses.........................          46,959
Transfer Agent Fees.........................................           7,881
Other.......................................................          51,095
                                                                ------------
  Total Expenses............................................      16,464,031
  Less Credits Earned on Cash Balances......................           6,558
                                                                ------------
  Net Expenses..............................................      16,457,473
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 37,837,317
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 94,207,408
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     484,359,835
  End of the Period.........................................     593,899,535
                                                                ------------
Net Unrealized Appreciation During the Period...............     109,539,700
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $203,747,108
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $241,584,425
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2007         DECEMBER 31, 2006
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   37,837,317         $   63,743,980
Net Realized Gain...........................................         94,207,408             82,750,836
Net Unrealized Appreciation During the Period...............        109,539,700            356,938,046
                                                                 --------------         --------------
Change in Net Assets from Operations........................        241,584,425            503,432,862
                                                                 --------------         --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (6,980,422)            (5,913,136)
  Class II Shares...........................................        (56,798,459)           (33,919,709)
                                                                 --------------         --------------
                                                                    (63,778,881)           (39,832,845)
                                                                 --------------         --------------

Distributions from Net Realized Gain:
  Class I Shares............................................         (8,558,856)           (24,199,523)
  Class II Shares...........................................        (78,469,330)          (157,704,135)
                                                                 --------------         --------------
                                                                    (87,028,186)          (181,903,658)
                                                                 --------------         --------------
Total Distributions.........................................       (150,807,067)          (221,736,503)
                                                                 --------------         --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         90,777,358            281,696,359
                                                                 --------------         --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        420,001,963            860,107,887
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        150,807,067            221,736,503
Cost of Shares Repurchased..................................       (148,974,255)          (345,614,468)
                                                                 --------------         --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        421,834,775            736,229,922
                                                                 --------------         --------------
TOTAL INCREASE IN NET ASSETS................................        512,612,133          1,017,926,281
NET ASSETS:
Beginning of the Period.....................................      3,841,462,044          2,823,535,763
                                                                 --------------         --------------
End of the Period (Including accumulated undistributed net
  investment income of $37,697,405 and $63,638,969,
  respectively).............................................     $4,354,074,177         $3,841,462,044
                                                                 ==============         ==============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        -----------------------------------------------------------
                                                        2007           2006         2005         2004         2003         2002
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........      $14.75         $13.69       $13.73       $11.78       $ 9.10       $ 11.42
                                                       ------         ------       ------       ------       ------       -------
  Net Investment Income..........................        0.15(a)        0.30(a)      0.26(a)      0.17         0.13          0.10
  Net Realized and Unrealized Gain/Loss..........        0.71           1.81         0.31         1.90         2.66         (2.25)
                                                       ------         ------       ------       ------       ------       -------
Total from Investment Operations.................        0.86           2.11         0.57         2.07         2.79         (2.15)
                                                       ------         ------       ------       ------       ------       -------
Less:
  Distributions from Net Investment Income.......        0.26           0.21         0.16         0.12         0.11          0.08
  Distributions from Net Realized Gain...........        0.32           0.84         0.45          -0-          -0-          0.09
                                                       ------         ------       ------       ------       ------       -------
Total Distributions..............................        0.58           1.05         0.61         0.12         0.11          0.17
                                                       ------         ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD...............      $15.03         $14.75       $13.69       $13.73       $11.78       $  9.10
                                                       ======         ======       ======       ======       ======       =======

Total Return.....................................       6.22%*        16.28%        4.37%       17.76%       30.99%       -19.25%
Net Assets at End of the Period (In millions)....      $431.1         $400.7       $402.2       $332.1       $234.0       $ 128.0
Ratio of Expenses to Average Net Assets (b)......       0.58%          0.59%        0.59%        0.61%        0.65%         0.69%
Ratio of Net Investment Income to Average Net
  Assets.........................................       2.08%          2.17%        2.00%        1.70%        1.65%         1.57%
Portfolio Turnover...............................         14%*           27%          28%          31%          37%           51%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               SIX                                   YEAR ENDED DECEMBER 31,
CLASS II SHARES                            MONTHS ENDED         -----------------------------------------------------------------
                                          JUNE 30, 2007           2006           2005           2004          2003         2002
                                         ----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................        $  14.70           $  13.65       $  13.69       $  11.75       $ 9.07       $ 11.39
                                             --------           --------       --------       --------       ------       -------
  Net Investment Income..............            0.13(a)            0.26(a)        0.23(a)        0.13         0.10          0.07
  Net Realized and Unrealized
    Gain/Loss........................            0.71               1.81           0.31           1.90         2.66         (2.25)
                                             --------           --------       --------       --------       ------       -------
Total from Investment Operations.....            0.84               2.07           0.54           2.03         2.76         (2.18)
                                             --------           --------       --------       --------       ------       -------
Less:
  Distributions from Net Investment
    Income...........................            0.24               0.18           0.13           0.09         0.08          0.05
  Distributions from Net Realized
    Gain.............................            0.32               0.84           0.45            -0-          -0-          0.09
                                             --------           --------       --------       --------       ------       -------
Total Distributions..................            0.56               1.02           0.58           0.09         0.08          0.14
                                             --------           --------       --------       --------       ------       -------
NET ASSET VALUE, END OF THE PERIOD...        $  14.98           $  14.70       $  13.65       $  13.69       $11.75       $  9.07
                                             ========           ========       ========       ========       ======       =======

Total Return (b).....................           6.01%*            16.04%          4.11%         17.43%       30.77%       -19.43%
Net Assets at End of the Period (In
  millions)..........................        $3,923.0           $3,440.8       $2,421.4       $1,389.1       $675.2       $ 277.2
Ratio of Expenses to Average Net
  Assets (c).........................           0.83%              0.84%          0.84%          0.86%        0.90%         0.94%
Ratio of Net Investment Income to
  Average Net Assets.................           1.83%              1.91%          1.76%          1.47%        1.40%         1.35%
Portfolio Turnover...................             14%*               27%            28%            31%          37%           51%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio's financial statements.

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $3,747,939,185
                                                              ==============
Gross tax unrealized appreciation...........................  $  613,750,890
Gross tax unrealized depreciation...........................     (29,226,643)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  584,524,247
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $ 78,201,485
  Long-term capital gain....................................   143,535,018
                                                              ------------
                                                              $221,736,503
                                                              ============

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $68,203,776
Undistributed long-term capital gain........................   82,571,073

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Portfolio's custody fees was reduced by $6,558, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .60%
Over $500 million...........................................     .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the six months ended June 30, 2007, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $43,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $93,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $89,655 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $53,724.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                      SIX MONTHS ENDED                        YEAR ENDED
                                                                        JUNE 30, 2007                     DECEMBER 31, 2006
                                                               -------------------------------       ----------------------------
                                                                 SHARES              VALUE             SHARES           VALUE
Sales:
  Class I..................................................      3,867,921       $  55,775,471         4,956,575    $  66,256,605
  Class II.................................................     24,559,524         364,226,492        58,365,565      793,851,282
                                                               -----------       -------------       -----------    -------------
Total Sales................................................     28,427,445       $ 420,001,963        63,322,140    $ 860,107,887
                                                               ===========       =============       ===========    =============
Dividend Reinvestment:
  Class I..................................................      1,116,327       $  15,539,279         2,281,262    $  30,112,659
  Class II.................................................      9,738,502         135,267,788        14,550,026      191,623,844
                                                               -----------       -------------       -----------    -------------
Total Dividend Reinvestment................................     10,854,829       $ 150,807,067        16,831,288    $ 221,736,503
                                                               ===========       =============       ===========    =============
Repurchases:
  Class I..................................................     (3,456,218)      $ (51,276,842)       (9,466,308)   $(127,753,009)
  Class II.................................................     (6,567,627)        (97,697,413)      (16,247,739)    (217,861,459)
                                                               -----------       -------------       -----------    -------------
Total Repurchases..........................................    (10,023,845)      $(148,974,255)      (25,714,047)   $(345,614,468)
                                                               ===========       =============       ===========    =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $768,448,116 and $512,843,530, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITSARCOM 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02536P-Y06/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Strategic Growth Portfolio, formerly Emerging Growth Portfolio, performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

 ------------------------------------------------------------------------
                                  CLASS I              CLASS II
 AVERAGE ANNUAL                    SHARES               SHARES
 TOTAL RETURNS                  since 7/3/95         since 9/18/00

 Since Inception                   10.02%               -7.78%

 10-year                            7.79                   --

 5-year                             6.23                 5.97

 1-year                            11.95                11.67

 6-month                            8.14                 7.99
 ------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000(R) Growth Index is generally representative of the U.S. market for large-capitalization growth stocks and measures the performance of those Russell 1000(R) Index companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

For the six-month period ended June 30, 2007, U.S. domestic equities advanced amid mixed economic data. Gross domestic product (GDP) data reported for the first quarter of 2007 was lower than anticipated, continuing a downward trend that has lasted over the past several quarters. This apparent deceleration led investors to temper their expectations regarding GDP growth data for the second quarter 2007 (which has not yet been reported at the time of writing). At the beginning of the calendar year, oil and gasoline prices were down from their record levels, yet began to rise again during the reporting period, which exerted downward pressure on consumer spending and reduced retailer revenue. The housing market continued to deteriorate throughout the reporting period, and the widely reported difficulties in the U.S. subprime mortgage market that had surfaced earlier in the year further weakened the sector, leaving investors to face the possibility that a near-term recovery was unlikely. Moreover, news broke in June that Bear Stearns was offering financing to bail out two of its troubled mortgage-related securities hedge funds. This information added to concerns that the subprime fallout would spread into other areas of the credit markets, which would increase borrowing costs for consumers and corporations. Toward the end of the reporting period, rising interest rates also ignited concerns that investors may rotate out of stocks in favor of more attractive yields offered by certain fixed income instruments.

Despite these events, domestic equities continued their upward trajectory during the six-month period. Investors' appetite for stocks were fuelled by positive wage growth and employment data, robust merger and acquisition (M&A) activity, and sustained positive corporate earnings. The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged at 5.25 percent, where it has been since the last rate increase in June 2006. Inflation data remained within a tolerable (if high) range, and recent comments from Fed Chairman Ben Bernanke indicated that long-term inflation expectations were contained. Although several uncertainties continued to overhang the market--including the direction and timing of the Fed's next movement to the target federal funds rate and the intensifying subprime contagion--investors remained optimistic about domestic equities, and their enthusiasm helped push the major market indexes to new heights toward the end of the reporting period.
In this environment, growth stocks outperformed their value counterparts, and mid capitalization securities outpaced both large capitalization and small capitalization stocks.

PERFORMANCE ANALYSIS

Van Kampen LIT Strategic Growth Portfolio Class I shares outperformed, and Class II shares underperformed the Russell 1000(R) Growth Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges. The performance for the two share classes varies because each has different expenses.

For the period, almost all of the Portfolio's sectors contributed positively to overall performance. Relative to the Russell 1000 Growth Index, the three sectors that helped performance most significantly were telecommunication services, industrials and health care. In the telecommunication services sector, security selection in wireless telecommunication companies and an overweight allocation in the sector added to relative returns. The industrial sector benefited from strong infrastructure spending over the period, especially outside the U.S., and the Portfolio's investment in select companies within construction firms and aerospace companies added to relative returns. In the health care sector, stock selection, particularly in health care equipment and supplies, biotechnology companies and pharmaceutical firms, as well as an underweight position to the overall sector was advantageous to relative performance.

In contrast, only three sectors--information technology, consumer discretionary and consumer staples--had an unfavorable impact on overall performance relative to the Russell 1000 Growth Index. The technology sector experienced a performance recovery in the latter weeks of the reporting period, and the Portfolio's underweight exposure to several strongly performing stocks diminished relative returns. Security selection in both the consumer discretionary and consumer staples sectors hindered overall performance, as selected holdings were hurt by consumers' increasing budget constraints in an environment of rising prices and higher interest rates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
       8.14%     7.99%         8.13%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.


TOP TEN HOLDINGS AS OF 6/30/07
America Movil, SA de CV, Ser L--ADR                  3.6%
Google, Inc., Class A                                3.0
Shire PLC--ADR                                       2.6
Apple, Inc.                                          2.5
Roche Holdings AG--ADR                               2.3
Precision Castparts Corp.                            2.2
Cisco Systems, Inc.                                  2.1
Hewlett-Packard Co.                                  2.0
McDonald's Corp.                                     1.9
Baxter International, Inc.                           1.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/07
Pharmaceuticals                                      9.2%
Wireless Telecommunication Services                  6.7
Aerospace & Defense                                  5.5
Communications Equipment                             5.3
Computer Hardware                                    5.3
Biotechnology                                        3.6
Health Care Equipment                                3.1
Integrated Oil & Gas                                 3.1
Internet Software & Services                         3.0
Apparel, Accessories & Luxury Goods                  2.8
Investment Banking & Brokerage                       2.8
IT Consulting & Other Services                       2.7
Oil & Gas Equipment & Services                       2.6
Systems Software                                     2.5
Semiconductors                                       2.3
Department Stores                                    2.2
Semiconductor Equipment                              2.2
Construction & Farm Machinery & Heavy Trucks         2.0
Electrical Components & Equipment                    2.0
Restaurants                                          1.9
Heavy Electrical Equipment                           1.7
Real Estate Management & Development                 1.7
Fertilizers & Agricultural Chemicals                 1.7
Other Diversified Financial Services                 1.7
Life & Health Insurance                              1.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
(CONTINUED)

Soft Drinks                                          1.4
Steel                                                1.4
Integrated Telecommunication Services                1.3
Drug Retail                                          1.3
Oil & Gas Exploration & Production                   1.3
Computer Storage & Peripherals                       1.2
Broadcasting & Cable TV                              1.1
Application Software                                 1.0
Movies & Entertainment                               1.0
Industrial Conglomerates                             1.0
Auto Parts & Equipment                               0.9
Footwear                                             0.8
Household Products                                   0.7
Specialty Stores                                     0.7
Specialized Finance                                  0.5
Electric Utilities                                   0.5
Air Freight & Logistics                              0.5
Asset Management & Custody Banks                     0.5
Food Retail                                          0.5
Multi-Line Insurance                                 0.5
Hotels, Resorts & Cruise Lines                       0.5
Personal Products                                    0.5
Catalog Retail                                       0.4
                                                   -----
Total Long-Term Investments                         98.7
Total Repurchase Agreements                          0.7
                                                   -----
Total Investments                                   99.4
Other Assets in Excess of Liabilities                0.6
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads) and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/07           6/30/07       1/1/07-6/30/07
Class I
  Actual....................................................    $1,000.00        $1,081.40          $4.03
  Hypothetical..............................................     1,000.00         1,020.93           3.91
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,079.89           5.31
  Hypothetical..............................................     1,000.00         1,019.69           5.16
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.78% and 1.03% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes in the portfolio's portfolio management team and the portfolio's investment policies over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

                                     NUMBER OF
DESCRIPTION                            SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS  98.7%
AEROSPACE & DEFENSE  5.5%
BE Aerospace, Inc. (a)............        50,000    $  2,065,000
Goodrich Corp. ...................        35,000       2,084,600
Honeywell International, Inc. ....        85,000       4,783,800
Precision Castparts Corp. ........        75,000       9,102,000
Raytheon Co. .....................        85,000       4,580,650
                                                    ------------
                                                      22,616,050
                                                    ------------
AIR FREIGHT & LOGISTICS  0.5%
C.H. Robinson Worldwide, Inc. ....        40,000       2,100,800
                                                    ------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.8%
Coach, Inc. (a)...................       125,000       5,923,750
Phillips-Van Heusen Corp. ........        60,000       3,634,200
Polo Ralph Lauren Corp., Class
  A...............................        20,000       1,962,200
                                                    ------------
                                                      11,520,150
                                                    ------------
APPLICATION SOFTWARE  1.0%
Adobe Systems, Inc. (a)...........       105,000       4,215,750
                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Janus Capital Group, Inc. ........        75,000       2,088,000
                                                    ------------
AUTO PARTS & EQUIPMENT  0.9%
Johnson Controls, Inc. ...........        30,000       3,473,100
                                                    ------------
BIOTECHNOLOGY  3.6%
Celgene Corp. (a).................       105,000       6,019,650
Gilead Sciences, Inc. (a).........       170,000       6,590,900
Vertex Pharmaceuticals, Inc.
  (a).............................        75,000       2,142,000
                                                    ------------
                                                      14,752,550
                                                    ------------
BROADCASTING & CABLE TV  1.1%
Comcast Corp., Class A (a)........       155,000       4,358,600
                                                    ------------

CATALOG RETAIL  0.4%
Liberty Media Corp.--Interactive,
  Ser A (a).......................        80,000       1,786,400
                                                    ------------

COMMUNICATIONS EQUIPMENT  5.3%
Cisco Systems, Inc. (a)...........       315,000       8,772,750
Corning, Inc. (a).................       160,000       4,088,000
Nokia Oyj--ADR (Finland)..........       155,000       4,357,050
QUALCOMM, Inc. ...................       105,000       4,555,950
                                                    ------------
                                                      21,773,750
                                                    ------------
COMPUTER HARDWARE  5.3%
Apple, Inc. (a)...................        85,000      10,373,400
Hewlett-Packard Co. ..............       180,000       8,031,600
IBM Corp. ........................        30,000       3,157,500
                                                    ------------
                                                      21,562,500
                                                    ------------
COMPUTER STORAGE & PERIPHERALS  1.2%
EMC Corp. (a).....................       260,000       4,706,000
                                                    ------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  2.0%
Deere & Co. ......................        35,000       4,225,900
Manitowoc Co., Inc. ..............        50,000       4,019,000
                                                    ------------
                                                       8,244,900
                                                    ------------
DEPARTMENT STORES  2.2%
J.C. Penney Co., Inc. ............        80,000       5,790,400
Kohl's Corp. (a)..................        45,000       3,196,350
                                                    ------------
                                                       8,986,750
                                                    ------------

                                     NUMBER OF
DESCRIPTION                            SHARES          VALUE
----------------------------------------------------------------
DRUG RETAIL  1.3%
CVS Caremark Corp. ...............       140,000    $  5,103,000
                                                    ------------

ELECTRICAL COMPONENTS & EQUIPMENT  2.0%
Emerson Electric Co. .............       125,000       5,850,000
General Cable Corp. (a)...........        30,000       2,272,500
                                                    ------------
                                                       8,122,500
                                                    ------------
ELECTRIC UTILITIES  0.5%
Exelon Corp. .....................        30,000       2,178,000
                                                    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.7%
Monsanto Co. .....................       105,000       7,091,700
                                                    ------------

FOOD RETAIL  0.5%
Safeway, Inc. ....................        60,000       2,041,800
                                                    ------------

FOOTWEAR  0.8%
Nike, Inc., Class B...............        55,000       3,205,950
                                                    ------------

HEALTH CARE EQUIPMENT  3.1%
Baxter International, Inc. .......       130,000       7,324,200
Hologic, Inc. (a).................        95,000       5,254,450
                                                    ------------
                                                      12,578,650
                                                    ------------
HEAVY ELECTRICAL EQUIPMENT  1.7%
ABB, Ltd.--ADR (Switzerland)......       315,000       7,119,000
                                                    ------------

HOTELS, RESORTS & CRUISE LINES  0.5%
Marriott International, Inc.,
  Class A.........................        45,000       1,945,800
                                                    ------------

HOUSEHOLD PRODUCTS  0.7%
Colgate-Palmolive Co. ............        45,000       2,918,250
                                                    ------------

INDUSTRIAL CONGLOMERATES  1.0%
3M Co. ...........................        45,000       3,905,550
                                                    ------------

INTEGRATED OIL & GAS  3.1%
Exxon Mobil Corp. ................        75,000       6,291,000
Marathon Oil Corp. ...............        50,000       2,998,000
Occidental Petroleum Corp. .......        55,000       3,183,400
                                                    ------------
                                                      12,472,400
                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES  1.3%
AT&T, Inc. .......................       125,000       5,187,500
                                                    ------------

INTERNET SOFTWARE & SERVICES  3.0%
Google, Inc., Class A (a).........        23,200      12,142,416
                                                    ------------

INVESTMENT BANKING & BROKERAGE  2.8%
Charles Schwab Corp. .............       285,000       5,848,200
Goldman Sachs Group, Inc. ........        25,000       5,418,750
                                                    ------------
                                                      11,266,950
                                                    ------------
IT CONSULTING & OTHER SERVICES  2.7%
Accenture, Ltd., Class A
  (Bermuda).......................       155,000       6,647,950
Cognizant Technology Solutions
  Corp., Class A (a)..............        60,000       4,505,400
                                                    ------------
                                                      11,153,350
                                                    ------------
LIFE & HEALTH INSURANCE  1.6%
Prudential Financial, Inc. .......        65,000       6,319,950
                                                    ------------

MOVIES & ENTERTAINMENT  1.0%
Walt Disney Co. ..................       120,000       4,096,800
                                                    ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                     NUMBER OF
DESCRIPTION                            SHARES          VALUE
----------------------------------------------------------------
MULTI-LINE INSURANCE  0.5%
Loews Corp. ......................        40,000    $  2,039,200
                                                    ------------

OIL & GAS EQUIPMENT & SERVICES  2.6%
Cameron International Corp. (a)...        60,000       4,288,200
Schlumberger, Ltd. (Netherlands
  Antilles).......................        75,000       6,370,500
                                                    ------------
                                                      10,658,700
                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION  1.3%
Devon Energy Corp. ...............        65,000       5,088,850
                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.7%
JPMorgan Chase & Co. .............       140,000       6,783,000
                                                    ------------

PERSONAL PRODUCTS  0.5%
Bare Escentuals, Inc. (a).........        55,000       1,878,250
                                                    ------------
PHARMACEUTICALS  9.2%
Abbott Laboratories...............       110,000       5,890,500
Novartis AG--ADR (Switzerland)....        95,000       5,326,650
Roche Holdings AG--ADR
  (Switzerland)...................       105,000       9,312,587
Schering-Plough Corp. ............       210,000       6,392,400
Shire PLC--ADR (United Kingdom)...       145,000      10,748,850
                                                    ------------
                                                      37,670,987
                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  1.7%
CB Richard Ellis Group, Inc.,
  Class A (a).....................       195,000       7,117,500
                                                    ------------

RESTAURANTS  1.9%
McDonald's Corp. .................       155,000       7,867,800
                                                    ------------

SEMICONDUCTOR EQUIPMENT  2.2%
KLA-Tencor Corp. .................        85,000       4,670,750
MEMC Electronic Materials, Inc.
  (a).............................        70,000       4,278,400
                                                    ------------
                                                       8,949,150
                                                    ------------
SEMICONDUCTORS  2.3%
Intel Corp. ......................       210,000       4,989,600
Texas Instruments, Inc. ..........       120,000       4,515,600
                                                    ------------
                                                       9,505,200
                                                    ------------
SOFT DRINKS  1.4%
PepsiCo, Inc. ....................        90,000       5,836,500
                                                    ------------
SPECIALIZED FINANCE  0.5%
IntercontinentalExchange, Inc.
  (a).............................        15,000       2,217,750
                                                    ------------

                                     NUMBER OF
DESCRIPTION                            SHARES          VALUE
----------------------------------------------------------------
SPECIALTY STORES  0.7%
Tiffany & Co. ....................        50,000    $  2,653,000
                                                    ------------

STEEL  1.4%
Allegheny Technologies, Inc. .....        55,000       5,768,400
                                                    ------------

SYSTEMS SOFTWARE  2.5%
Microsoft Corp. ..................       210,000       6,188,700
Oracle Corp. (a)..................       210,000       4,139,100
                                                    ------------
                                                      10,327,800
                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES  6.7%
America Movil, SA de CV,
  Ser L--ADR (Mexico).............       235,000      14,553,550
American Tower Corp., Class A
  (a).............................       155,000       6,510,000
Leap Wireless International, Inc.
  (a).............................        25,000       2,112,500
Vimpel-Communications--ADR
  (Russia)........................        40,000       4,214,400
                                                    ------------
                                                      27,390,450
                                                    ------------

TOTAL LONG-TERM INVESTMENTS 98.7%
  (Cost $317,835,338)...........................     402,787,403
                                                    ------------

REPURCHASE AGREEMENTS  0.7%
Citigroup Global Markets, Inc. ($915,263 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07
  at $915,669)..................................         915,263
State Street Bank & Trust Co. ($1,980,737 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07
  at $1,981,538)................................       1,980,737
                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,896,000).............................       2,896,000
                                                    ------------

TOTAL INVESTMENTS  99.4%
  (Cost $320,731,338)...........................     405,683,403
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.....       2,391,274
                                                    ------------

NET ASSETS  100.0%..............................    $408,074,677
                                                    ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $320,731,338).......................    $ 405,683,403
Cash........................................................              942
Receivables:
  Investments Sold..........................................       10,218,615
  Dividends.................................................          200,939
  Portfolio Shares Sold.....................................          110,095
  Interest..................................................              805
Other.......................................................          105,119
                                                                -------------
    Total Assets............................................      416,319,918
                                                                -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        7,334,234
  Portfolio Shares Repurchased..............................          363,638
  Investment Advisory Fee...................................          237,455
  Distributor and Affiliates................................           63,509
Trustees' Deferred Compensation and Retirement Plans........          174,417
Accrued Expenses............................................           71,988
                                                                -------------
    Total Liabilities.......................................        8,245,241
                                                                -------------
NET ASSETS..................................................    $ 408,074,677
                                                                =============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $ 641,381,559
Net Unrealized Appreciation.................................       84,952,065
Accumulated Undistributed Net Investment Income.............         (129,855)
Accumulated Net Realized Loss...............................     (318,129,092)
                                                                -------------
NET ASSETS..................................................    $ 408,074,677
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $150,450,011 and
  4,831,163 shares of beneficial interest issued and
  outstanding)..............................................    $       31.14
                                                                =============
  Class II Shares (Based on net assets of $257,624,666 and
  8,358,476 shares of beneficial interest issued and
  outstanding)..............................................    $       30.82
                                                                =============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $49,704).....    $ 1,530,194
Interest....................................................        394,324
                                                                -----------
    Total Income............................................      1,924,518
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................      1,439,310
Distribution (12b-1) and Service Fees.......................        320,228
Reports to Shareholders.....................................         52,647
Accounting and Administrative Expenses......................         36,345
Custody.....................................................         18,381
Professional Fees...........................................         18,105
Trustees' Fees and Related Expenses.........................         14,543
Transfer Agent Fees.........................................          8,954
Other.......................................................          6,965
                                                                -----------
    Total Expenses..........................................      1,915,478
    Less Credits Earned on Cash Balances....................            527
                                                                -----------
    Net Expenses............................................      1,914,951
                                                                -----------
NET INVESTMENT INCOME.......................................    $     9,567
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $20,632,405
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     73,476,750
  End of the Period.........................................     84,952,065
                                                                -----------
Net Unrealized Appreciation During the Period...............     11,475,315
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $32,107,720
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $32,117,287
                                                                ===========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2007         DECEMBER 31, 2006
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $      9,567           $     56,308
Net Realized Gain...........................................        20,632,405             29,681,534
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        11,475,315            (18,801,131)
                                                                  ------------           ------------
Change in Net Assets from Operations........................        32,117,287             10,936,711
                                                                  ------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................           (73,958)                   -0-
  Class II Shares...........................................               -0-                    -0-
                                                                  ------------           ------------
Total Distributions.........................................           (73,958)                   -0-
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        32,043,329             10,936,711
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         6,232,805             27,884,646
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................            73,958                    -0-
Cost of Shares Repurchased..................................       (48,091,960)           (93,097,189)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (41,785,197)           (65,212,543)
                                                                  ------------           ------------
TOTAL DECREASE IN NET ASSETS................................        (9,741,868)           (54,275,832)
NET ASSETS:
Beginning of the Period.....................................       417,816,545            472,092,377
                                                                  ------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $(129,855) and $(65,464),
  respectively).............................................      $408,074,677           $417,816,545
                                                                  ============           ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
CLASS I SHARES                                        JUNE 30,        -----------------------------------------------------------
                                                        2007           2006         2005         2004         2003         2002
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........      $28.81         $28.01       $26.02       $24.31       $19.09       $ 28.36
                                                       ------         ------       ------       ------       ------       -------
  Net Investment Income/Loss (a).................        0.02           0.04         0.03         0.06        (0.06)        (0.04)
  Net Realized and Unrealized Gain/Loss..........        2.32           0.76         2.03         1.65         5.28         (9.15)
                                                       ------         ------       ------       ------       ------       -------
Total from Investment Operations.................        2.34           0.80         2.06         1.71         5.22         (9.19)
Less Distributions from Net Investment Income....        0.01            -0-         0.07          -0-          -0-          0.08
                                                       ------         ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD...............      $31.14         $28.81       $28.01       $26.02       $24.31       $ 19.09
                                                       ======         ======       ======       ======       ======       =======

Total Return.....................................       8.14%*         2.86%        7.93%        7.03%       27.34%       -32.48%
Net Assets at End of the Period (In millions)....      $150.5         $160.5       $204.0       $235.3       $263.5       $ 229.3
Ratio of Expenses to Average Net Assets..........       0.78%          0.78%        0.77%        0.77%        0.77%         0.78%
Ratio of Net Investment Income/Loss to Average
  Net Assets.....................................       0.16%          0.16%        0.13%        0.23%       (0.27%)       (0.15%)
Portfolio Turnover...............................         48%*          128%          98%         174%         170%          234%

*   Non-Annualized

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
CLASS II SHARES                                       JUNE 30,        -----------------------------------------------------------
                                                        2007           2006         2005         2004         2003         2002
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........      $28.54         $27.81       $25.84       $24.20       $19.05       $ 28.30
                                                       ------         ------       ------       ------       ------       -------
  Net Investment Income/Loss (a).................       (0.01)         (0.02)       (0.03)       -0-(b)       (0.11)        (0.09)
  Net Realized and Unrealized Gain/Loss..........        2.29           0.75         2.00         1.64         5.26         (9.15)
                                                       ------         ------       ------       ------       ------       -------
Total from Investment Operations.................        2.28           0.73         1.97         1.64         5.15         (9.24)
Less Distributions from Net Investment Income....         -0-            -0-          -0-          -0-          -0-          0.01
                                                       ------         ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD...............      $30.82         $28.54       $27.81       $25.84       $24.20       $ 19.05
                                                       ======         ======       ======       ======       ======       =======

Total Return (c).................................       7.99%*         2.62%        7.64%        6.78%       27.03%       -32.65%
Net Assets at End of the Period (In millions)....      $257.6         $257.4       $268.1       $257.6       $219.1       $ 124.1
Ratio of Expenses to Average Net Assets..........       1.03%          1.03%        1.02%        1.02%        1.02%         1.03%
Ratio of Net Investment Income/Loss to Average
  Net Assets.....................................      (0.09%)        (0.09%)      (0.12%)       0.02%       (0.52%)       (0.40%)
Portfolio Turnover...............................         48%*          128%          98%         174%         170%          234%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Strategic Growth Portfolio (formerly Life Investment Trust Emerging Growth Portfolio) (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $29,556,814. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $338,725,981 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$191,892,805................................................    December 31, 2009
 144,941,795................................................    December 31, 2010
   1,891,381................................................    December 31, 2011

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $320,784,031
                                                                ============
Gross tax unrealized appreciation...........................    $ 86,503,156
Gross tax unrealized depreciation...........................      (1,603,784)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 84,899,372
                                                                ============

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no taxable distributions paid during the year ended December 31, 2006.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $73,459

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Portfolio's custody fee was reduced by $527 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has agreed to waive all expenses in excess of .85% of Class I Shares daily average net assets and 1.10% of Class II Shares daily average net assets. For the six months ended June 30, 2007, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $5,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $15,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agent fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $85,506 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $19,638.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                           FOR THE                           FOR THE
                                                                      SIX MONTHS ENDED                      YEAR ENDED
                                                                        JUNE 30, 2007                   DECEMBER 31, 2006
                                                                -----------------------------       --------------------------
                                                                  SHARES            VALUE             SHARES         VALUE
Sales:
  Class I...................................................        35,408       $  1,063,543          149,386    $  4,210,797
  Class II..................................................       175,293          5,169,262          845,838      23,673,849
                                                                ----------       ------------       ----------    ------------
Total Sales.................................................       210,701       $  6,232,805          995,224    $ 27,884,646
                                                                ==========       ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................         2,453       $     73,958              -0-    $        -0-
  Class II..................................................           -0-                -0-              -0-             -0-
                                                                ----------       ------------       ----------    ------------
Total Dividend Reinvestment.................................         2,453       $     73,958              -0-    $        -0-
                                                                ==========       ============       ==========    ============
Repurchases:
  Class I...................................................      (775,453)      $(23,274,910)      (1,865,190)   $(52,479,112)
  Class II..................................................      (834,396)       (24,817,050)      (1,466,688)    (40,618,077)
                                                                ----------       ------------       ----------    ------------
Total Repurchases...........................................    (1,609,849)      $(48,091,960)      (3,331,878)   $(93,097,189)
                                                                ==========       ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $191,078,579 and $226,852,966, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Strategic Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Strategic Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITSAREMG 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02712P-Y06/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 4/07/86           since 7/24/00

 Since Inception                    8.01%                 -4.29%

 10-year                            3.47                     --

 5-year                             7.75                   7.49

 1-year                            19.59                  19.25

 6-month                           10.29                  10.21
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an index of the 1,000 largest U.S. companies based on market capitalization. This index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

During the six-month period ended June 30, 2007, the stock market contended with several challenges but produced a respectable gain for the period overall. In the first quarter of 2007, U.S. gross domestic product (GDP) growth came in much lower than it has been in several years, kept afloat by consumer spending. But with oil and gasoline prices turning upward again, the housing market showing further weakness and interest rates heading north in the first half of 2007, concerns about consumers' ability to support the economy going forward intensified. Furthermore, the ailing subprime mortgage market (which makes loans to less creditworthy borrowers) left in its wake several failed lenders and collapsing hedge funds that had invested in subprime mortgage-related securities. This news weighed on the markets, contributing to fears that the subprime contagion could spread across the credit market and stifle the corporate buyout boom that had driven the market for the past few years and in the first half of 2007, especially.

The stock market still advanced, however. Corporate earnings reported for the first quarter held up better than expected--although those expectations had been lowered--and profits continued to show strength. The high levels of merger and acquisition (M&A) activity continued to feed investor optimism. Inflation stayed in check, even if levels were on the high side of the Federal Open Market Committee's (the "Fed") preferred range. Mixed economic data seemed to support the consensus notion that economic growth was likely to improve in the second quarter of 2007 (the data was not yet released as of the time of this writing). Nonetheless, analysts and corporate managements continued to adjust their earnings expectations for the second quarter downward.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Enterprise Portfolio outperformed the Russell 1000(R) Growth Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

Among the primary contributors to the Portfolios outperformance relative to the Russell 1000 Growth Index was the technology sector. Although the Portfolio had an underweight allocation, favorable stock selection boosted performance. The Portfolio's standout holdings included a mix of technology hardware, communication services and communications equipment stocks that generated good earnings reports. The industrials sector yielded a strong relative performance, particularly from the Portfolio's holdings in defense companies and heavy equipment manufacturers. Within the materials sector, the Portfolio benefited from its exposure to several metals companies whose share prices rallied on recently announced M&A activity.

However, the Portfolio's performance was hampered by other investments. The financials sector was the only sector in the Portfolio that had a negative return during the period, and the sector was also a detractor from performance relative to the Russell 1000 Growth Index. The Portfolio's overweight allocation to the sector and weak performance from a number of holdings in large banks dragged down returns. An underweight allocation in the utilities sector also diminished relative performance, although the individual returns of many of the Portfolio's utilities holdings were strong. However, the broad sector performed well during the period and the Portfolio's reduced exposure limited its potential to take advantage of those gains.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX

      10.29%     10.21%        8.13%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

The Portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the Portfolio's returns would have been lower.

TOP 10 HOLDINGS AS OF 6/30/07
CVS Caremark Corp                                    3.6%
UnitedHealth Group, Inc.                             3.0
Goldman Sachs Group, Inc.                            2.3
Corning, Inc.                                        2.3
Apple, Inc.                                          2.3
Gilead Sciences, Inc.                                2.2
Schering-Plough Corp.                                1.9
Celgene Corp.                                        1.8
IBM Corp.                                            1.8
Hewlett-Packard Co.                                  1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/07
Communications Equipment                             6.7%
Managed Health Care                                  5.5
Computer Hardware                                    5.4
Biotechnology                                        4.9
Aerospace & Defense                                  4.8
Investment Banking & Brokerage                       4.3
Pharmaceuticals                                      4.2
Drug Retail                                          3.8
Construction & Farm Machinery & Heavy Trucks         3.2
Semiconductors                                       2.6
Apparel Retail                                       2.4
Movies & Entertainment                               2.3
Semiconductor Equipment                              2.2
Internet Software & Services                         2.2
Other Diversified Financial Services                 2.1
Integrated Oil & Gas                                 1.9
Systems Software                                     1.8
Railroads                                            1.7
Diversified Metals & Mining                          1.6
IT Consulting & Other Services                       1.6
Property & Casualty Insurance                        1.4
Wireless Telecommunication Services                  1.4
Department Stores                                    1.4
Household Products                                   1.2
Food Retail                                          1.2
Packaged Foods & Meats                               1.2
Health Care Services                                 1.2
Oil & Gas Refining & Marketing                       1.1
Broadcasting & Cable TV                              1.1
Data Processing & Outsourced Services                1.1
Health Care Equipment                                1.1
Restaurants                                          1.1
Computer Storage & Peripherals                       1.0
Specialized Finance                                  0.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
(CONTINUED)
Fertilizers & Agricultural Chemicals                 0.9%
Agricultural Products                                0.9
Tobacco                                              0.8
Life Sciences Tools & Services                       0.7
General Merchandise Stores                           0.7
Personal Products                                    0.6
Computer & Electronics Retail                        0.6
Oil & Gas Equipment & Services                       0.6
Internet Retail                                      0.6
Application Software                                 0.6
Asset Management & Custody Banks                     0.6
Health Care Distributors                             0.6
Environmental & Facilities Services                  0.6
Oil & Gas Exploration & Production                   0.6
Home Furnishings                                     0.5
Soft Drinks                                          0.5
Construction Materials                               0.5
Air Freight & Logistics                              0.4
Auto Parts & Equipment                               0.4
Life & Health Insurance                              0.4
Casinos & Gaming                                     0.4
Independent Power Producers & Energy Traders         0.4
Consumer Finance                                     0.4
Diversified Commercial & Professional Services       0.3
Apparel, Accessories & Luxury Goods                  0.3
Food Distributors                                    0.2
Home Improvement Retail                              0.2
Footwear                                             0.2
Education Services                                   0.2
Home Furnishing Retail                               0.1
                                                   -----
Total Long-Term Investments                         96.4
Total Repurchase Agreements                          2.2
                                                   -----
Total Investments                                   98.6
Other Assets in Excess of Liabilities                1.4
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING           ENDING        EXPENSES PAID
                                                                ACCOUNT VALUE      ACCOUNT VALUE    DURING PERIOD*
                                                              ----------------------------------------------------
                                                                   1/1/07             6/30/07       1/1/07-6/30/07
Class I
  Actual....................................................      $1,000.00          $1,102.94          $ 3.13
  Hypothetical..............................................       1,000.00           1,021.79            3.01
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00           1,102.07            4.43
  Hypothetical..............................................       1,000.00           1,020.59            4.26
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  96.4%
AEROSPACE & DEFENSE  4.8%
General Dynamics Corp. .............     7,658     $    599,009
Goodrich Corp. .....................    14,155          843,072
Honeywell International, Inc. ......    17,448          981,973
Northrop Grumman Corp. .............    10,407          810,393
Precision Castparts Corp. ..........     7,787          945,030
Rockwell Collins, Inc. .............     5,379          379,973
United Technologies Corp. ..........    16,836        1,194,177
                                                   ------------
                                                      5,753,627
                                                   ------------
AGRICULTURAL PRODUCTS  0.9%
Archer-Daniels-Midland Co. .........    30,916        1,023,010
                                                   ------------

AIR FREIGHT & LOGISTICS  0.4%
FedEx Corp. ........................     4,797          532,323
                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.3%
Coach, Inc. (a).....................     6,700          317,513
                                                   ------------

APPAREL RETAIL  2.4%
Abercrombie & Fitch Co., Class A....     3,556          259,517
American Eagle Outfitters, Inc. ....    24,407          626,283
Chico's FAS, Inc. (a)...............    15,859          386,008
Men's Wearhouse, Inc. (The).........    17,956          917,013
Ross Stores, Inc. ..................    10,305          317,394
Urban Outfitters, Inc. (a)..........    13,660          328,250
                                                   ------------
                                                      2,834,465
                                                   ------------
APPLICATION SOFTWARE  0.6%
Citrix Systems, Inc. (a)............    20,889          703,333
                                                   ------------

ASSET MANAGEMENT & CUSTODY BANKS  0.6%
Franklin Resources, Inc. ...........     5,277          699,044
                                                   ------------

AUTO PARTS & EQUIPMENT  0.4%
Johnson Controls, Inc. .............     4,388          507,999
                                                   ------------
BIOTECHNOLOGY  4.9%
Affymetrix, Inc. (a)................     8,776          218,435
Amgen, Inc. (a).....................     3,972          219,612
Celgene Corp. (a)...................    37,547        2,152,569
Genentech, Inc. (a).................     6,857          518,800
Gilead Sciences, Inc. (a)...........    68,936        2,672,649
                                                   ------------
                                                      5,782,065
                                                   ------------
BROADCASTING & CABLE TV  1.1%
Citadel Broadcasting Corp. .........     3,411           22,001
Comcast Corp., Class A (a)..........    24,359          684,975
EchoStar Communications Corp., Class
  A (a).............................    14,702          637,626
                                                   ------------
                                                      1,344,602
                                                   ------------
CASINOS & GAMING  0.4%
MGM MIRAGE (a)......................     6,037          497,932
                                                   ------------

COMMUNICATIONS EQUIPMENT  6.7%
ADC Telecommunications, Inc. (a)....    22,132          405,680
Cisco Systems, Inc. (a).............    44,016        1,225,846
Corning, Inc. (a)...................   106,775        2,728,101
Harris Corp. .......................    13,662          745,262

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Motorola, Inc. .....................    66,304     $  1,173,581
QUALCOMM, Inc. .....................    23,878        1,036,066
Research In Motion Ltd. (Canada)
  (a)...............................     3,248          649,567
                                                   ------------
                                                      7,964,103
                                                   ------------
COMPUTER & ELECTRONICS RETAIL  0.6%
Best Buy Co., Inc. .................     6,790          316,889
GameStop Corp., Class A (a).........    10,734          419,700
                                                   ------------
                                                        736,589
                                                   ------------

COMPUTER HARDWARE  5.4%
Apple, Inc. (a).....................    22,196        2,708,800
Hewlett-Packard Co. ................    36,367        1,622,696
IBM Corp. ..........................    20,154        2,121,208
                                                   ------------
                                                      6,452,704
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  1.0%
EMC Corp. ..........................    67,906        1,229,099
                                                   ------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  3.2%
Caterpillar, Inc. ..................    15,396        1,205,507
Deere & Co. ........................     5,435          656,222
Manitowoc Co., Inc. ................     6,983          561,293
Terex Corp. (a).....................     7,786          633,002
Toro Co. ...........................     6,134          361,231
Trinity Industries, Inc. ...........     7,833          341,049
                                                   ------------
                                                      3,758,304
                                                   ------------
CONSTRUCTION MATERIALS  0.5%
Cemex, SA de CV--ADR (Mexico).......    14,961          552,061
                                                   ------------

CONSUMER FINANCE  0.4%
First Marblehead Corp. .............    11,724          453,015
                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES  1.1%
Alliance Data Systems Corp. (a).....     7,355          568,395
Ceridian Corp. (a)..................     9,635          337,225
CheckFree Corp. (a).................    10,142          407,708
                                                   ------------
                                                      1,313,328
                                                   ------------
DEPARTMENT STORES  1.4%
J.C. Penney Co., Inc. ..............     3,278          237,262
Kohl's Corp. (a)....................    10,943          777,281
Nordstrom, Inc. ....................    12,246          626,016
                                                   ------------
                                                      1,640,559
                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  0.3%
Dun & Bradstreet Corp. .............     3,168          326,241
                                                   ------------

DIVERSIFIED METALS & MINING  1.6%
Companhia Vale do Rio
  Doce--ADR (Brazil)................    27,329        1,217,507
Southern Copper Corp. ..............     7,731          728,724
                                                   ------------
                                                      1,946,231
                                                   ------------
DRUG RETAIL  3.8%
CVS Caremark Corp. .................   116,114        4,232,355
Walgreen Co. .......................     5,822          253,490
                                                   ------------
                                                      4,485,845
                                                   ------------
EDUCATION SERVICES  0.2%
Apollo Group, Inc., Class A (a).....     3,756          219,463
                                                   ------------

ENVIRONMENTAL & FACILITIES SERVICES  0.6%
Waste Management, Inc. .............    17,634          688,608
                                                   ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS  0.9%
Monsanto Co. .......................    15,773     $  1,065,308
                                                   ------------

FOOD DISTRIBUTORS  0.2%
Sysco Corp. ........................     7,790          256,992
                                                   ------------
FOOD RETAIL  1.2%
Kroger Co. .........................    31,689          891,412
Safeway, Inc. ......................    15,300          520,659
                                                   ------------
                                                      1,412,071
                                                   ------------

FOOTWEAR  0.2%
Nike, Inc., Class B.................     3,996          232,927
                                                   ------------

GENERAL MERCHANDISE STORES  0.7%
Dollar Tree Stores, Inc. (a)........     8,680          378,014
Target Corp. .......................     6,933          440,939
                                                   ------------
                                                        818,953
                                                   ------------
HEALTH CARE DISTRIBUTORS  0.6%
AmerisourceBergen Corp. ............     6,652          329,074
McKesson Corp. .....................     6,134          365,832
                                                   ------------
                                                        694,906
                                                   ------------
HEALTH CARE EQUIPMENT  1.1%
Becton, Dickinson & Co. ............     4,830          359,835
Stryker Corp. ......................    14,825          935,309
                                                   ------------
                                                      1,295,144
                                                   ------------
HEALTH CARE SERVICES  1.2%
Laboratory Corp. of America Holdings
  (a)...............................     5,254          411,178
Medco Health Solutions, Inc. (a)....    10,513          819,909
Pediatrix Medical Group, Inc. (a)...     2,839          156,571
                                                   ------------
                                                      1,387,658
                                                   ------------
HOME FURNISHING RETAIL  0.1%
Williams-Sonoma, Inc. ..............     4,930          155,689
                                                   ------------

HOME FURNISHINGS  0.5%
Tempur-Pedic International, Inc. ...    24,529          635,301
                                                   ------------

HOME IMPROVEMENT RETAIL  0.2%
Lowe's Cos., Inc. ..................     7,689          235,975
                                                   ------------

HOUSEHOLD PRODUCTS  1.2%
Colgate-Palmolive Co. ..............    11,702          758,875
Procter & Gamble Co. ...............    10,820          662,076
                                                   ------------
                                                      1,420,951
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS  0.4%
TXU Corp. ..........................     6,914          465,312
                                                   ------------

INTEGRATED OIL & GAS  1.9%
ConocoPhillips......................    17,106        1,342,821
Exxon Mobil Corp. ..................    10,197          855,324
                                                   ------------
                                                      2,198,145
                                                   ------------
INTERNET RETAIL  0.6%
Expedia, Inc. (a)...................    24,096          705,772
                                                   ------------

INTERNET SOFTWARE & SERVICES  2.2%
eBay, Inc. (a)......................    46,915        1,509,724
Google, Inc., Class A (a)...........     1,415          740,583
Openwave Systems, Inc. (a)..........    54,200          339,292
                                                   ------------
                                                      2,589,599
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE  4.3%
Bear Stearns Cos., Inc. ............     6,587     $    922,180
Goldman Sachs Group, Inc. ..........    12,855        2,786,321
Lehman Brothers Holdings, Inc. .....     3,309          246,587
Merrill Lynch & Co., Inc. ..........    14,041        1,173,547
                                                   ------------
                                                      5,128,635
                                                   ------------
IT CONSULTING & OTHER SERVICES  1.6%
Accenture Ltd., Class A (Bermuda)...    37,054        1,589,246
Infosys Technologies Ltd.--ADR
  (India)...........................     6,938          349,537
                                                   ------------
                                                      1,938,783
                                                   ------------

LIFE & HEALTH INSURANCE  0.4%
Prudential Financial, Inc. .........     5,124          498,207
                                                   ------------

LIFE SCIENCES TOOLS & SERVICES  0.7%
Thermo Fisher Scientific, Inc.
  (a)...............................    16,778          867,758
                                                   ------------

MANAGED HEALTH CARE  5.5%
Aetna, Inc. ........................    18,117          894,980
Health Net, Inc. (a)................     7,644          403,603
UnitedHealth Group, Inc. (b)........    68,961        3,526,665
WellCare Health Plans, Inc. (a).....     8,819          798,208
WellPoint, Inc. (a).................    12,040          961,153
                                                   ------------
                                                      6,584,609
                                                   ------------
MOVIES & ENTERTAINMENT  2.3%
News Corp., Class A.................    53,595        1,136,750
Time Warner, Inc. ..................    30,262          636,712
Walt Disney Co. ....................    27,818          949,707
                                                   ------------
                                                      2,723,169
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  0.6%
Baker Hughes, Inc. .................     8,753          736,390
                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION  0.6%
XTO Energy, Inc. ...................    11,172          671,437
                                                   ------------

OIL & GAS REFINING & MARKETING  1.1%
Valero Energy Corp. ................    18,314        1,352,672
                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.1%
Bank of America Corp. ..............    19,099          933,750
Citigroup, Inc. ....................    10,012          513,516
JPMorgan Chase & Co. ...............    21,518        1,042,547
                                                   ------------
                                                      2,489,813
                                                   ------------
PACKAGED FOODS & MEATS  1.2%
General Mills, Inc. ................    11,923          696,542
Kellogg Co. ........................     7,322          379,206
Kraft Foods, Inc., Class A..........     8,908          314,007
                                                   ------------
                                                      1,389,755
                                                   ------------
PERSONAL PRODUCTS  0.6%
Bare Escentuals, Inc. (a)...........     7,351          251,037
Estee Lauder Cos., Inc., Class A....    10,711          487,457
                                                   ------------
                                                        738,494
                                                   ------------
PHARMACEUTICALS  4.2%
Johnson & Johnson...................     5,888          362,818
Merck & Co., Inc. ..................    27,772        1,383,046
Pfizer, Inc. .......................    10,909          278,943

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Schering-Plough Corp. ..............    74,015     $  2,253,017
Teva Pharmaceutical Industries
  Ltd.--ADR (Israel)................     5,671          233,929
Wyeth...............................     9,333          535,154
                                                   ------------
                                                      5,046,907
                                                   ------------
PROPERTY & CASUALTY INSURANCE  1.4%
Allstate Corp. .....................     7,045          433,338
Chubb Corp. ........................     6,276          339,783
CNA Financial Corp. ................    19,444          927,284
                                                   ------------
                                                      1,700,405
                                                   ------------
RAILROADS  1.7%
Burlington Northern Santa Fe
  Corp. ............................     9,792          833,691
CSX Corp. ..........................    10,861          489,614
Union Pacific Corp. ................     5,541          638,046
                                                   ------------
                                                      1,961,351
                                                   ------------
RESTAURANTS  1.1%
McDonald's Corp. ...................    25,130        1,275,599
                                                   ------------

SEMICONDUCTOR EQUIPMENT  2.2%
Applied Materials, Inc. ............    45,564          905,357
ASML Holding N.V. (Netherlands)
  (a)...............................    13,084          359,156
KLA-Tencor Corp. ...................     5,214          286,509
MEMC Electronic Materials, Inc.
  (a)...............................    18,134        1,108,350
                                                   ------------
                                                      2,659,372
                                                   ------------
SEMICONDUCTORS  2.6%
NVIDIA Corp. (a)....................    20,689          854,663
PMC--Sierra, Inc. (a)...............   107,514          831,083
Texas Instruments, Inc. ............    36,645        1,378,951
                                                   ------------
                                                      3,064,697
                                                   ------------
SOFT DRINKS  0.5%
Hansen Natural Corp. (a)............    13,263          570,044
                                                   ------------
SPECIALIZED FINANCE  0.9%
CBOT Holdings, Inc., Class A (a)....     1,793          370,434
Nasdaq Stock Market, Inc. (a).......    15,460          459,316
NYSE Group, Inc. ...................     3,492          257,081
                                                   ------------
                                                      1,086,831
                                                   ------------
SYSTEMS SOFTWARE  1.8%
Microsoft Corp. ....................    36,867        1,086,470
Oracle Corp. (a)....................    32,959          649,622
Red Hat, Inc. (a)...................    19,157          426,818
                                                   ------------
                                                      2,162,910
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
TOBACCO  0.8%
Altria Group, Inc. .................    12,872     $    902,842
                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES  1.4%
America Movil SA de CV,
  Ser L--ADR (Mexico)...............    17,106        1,059,375
Sprint Nextel Corp. ................    28,947          599,492
                                                   ------------
                                                      1,658,867
                                                   ------------
TOTAL LONG-TERM INVESTMENTS  96.4%
(Cost $90,768,539).............................     114,542,313
                                                   ------------
REPURCHASE AGREEMENTS  2.2%
Citigroup Global Markets, Inc. ($806,544 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07
  at $806,902).................................         806,544
State Street Bank & Trust Co. ($1,745,456 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07
  at $1,746,162)...............................       1,745,456
                                                   ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,552,000)............................       2,552,000
                                                   ------------

TOTAL INVESTMENTS  98.6%
  (Cost $93,320,539)...........................     117,094,313
OTHER ASSETS IN EXCESS OF LIABILITIES  1.4%....       1,703,300
                                                   ------------
NET ASSETS  100.0%.............................    $118,797,613
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, September 2007 (Current Notional
  Value of $75,770 per contract)............................     23          $ (8,751)
S&P 500 Index Futures, September 2007 (Current Notional
  Value of $378,850 per contract)...........................      7           (12,535)
                                                                 --          --------
                                                                 30          $(21,286)
                                                                 ==          ========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $93,320,539)........................    $117,094,313
Cash........................................................             231
Receivables:
  Investments Sold..........................................       1,788,808
  Dividends.................................................         122,032
  Interest..................................................             709
  Portfolio Shares Sold.....................................             649
Other.......................................................         157,293
                                                                ------------
    Total Assets............................................     119,164,035
                                                                ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................          49,667
  Portfolio Shares Repurchased..............................          31,833
  Distributor and Affiliates................................           7,356
  Variation Margin on Futures...............................           5,984
Trustees' Deferred Compensation and Retirement Plans........         234,843
Accrued Expenses............................................          36,739
                                                                ------------
    Total Liabilities.......................................         366,422
                                                                ------------
NET ASSETS..................................................    $118,797,613
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $139,391,201
Net Unrealized Appreciation.................................      23,752,488
Accumulated Undistributed Net Investment income.............         223,823
Accumulated Net Realized Loss...............................     (44,569,899)
                                                                ------------
NET ASSETS..................................................    $118,797,613
                                                                ============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares: (Based on net assets of $97,629,677 and
  5,709,544 shares of beneficial interest issued and
  outstanding)..............................................    $      17.10
                                                                ============
  Class II Shares: (Based on net assets of $21,167,936 and
  1,236,686 shares of beneficial interest issued and
  outstanding)..............................................    $      17.12
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $792)........    $   739,044
Interest....................................................         76,534
                                                                -----------
  Total Income..............................................        815,578
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        297,997
Distribution (12b-1) and Service Fees.......................         26,170
Reports to Shareholders.....................................         23,364
Accounting and Administrative Expenses......................         20,787
Custody.....................................................         16,204
Trustees' Fees and Related Expenses.........................         13,884
Professional Fees...........................................         12,480
Transfer Agent Fees.........................................          8,326
Other.......................................................          5,437
                                                                -----------
    Total Expenses..........................................        424,649
    Investment Advisory Fee Reduction.......................         40,615
    Less Credits Earned on Cash Balances....................            267
                                                                -----------
    Net Expenses............................................        383,767
                                                                -----------
NET INVESTMENT INCOME.......................................    $   431,811
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 1,209,246
  Futures...................................................         76,028
                                                                -----------
Net Realized Gain...........................................      1,285,274
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     13,773,531
                                                                -----------
  End of the Period:
    Investments.............................................     23,773,774
    Futures.................................................        (21,286)
                                                                -----------
                                                                 23,752,488
                                                                -----------
Net Unrealized Appreciation During the Period...............      9,978,957
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $11,264,231
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $11,696,042
                                                                ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2007         DECEMBER 31, 2006
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    431,811           $    434,116
Net Realized Gain...........................................         1,285,274             15,201,089
Net Unrealized Appreciation/Depreciation During the
  Period....................................................         9,978,957             (7,458,649)
                                                                  ------------           ------------
Change in Net Assets from Operations........................        11,696,042              8,176,556
                                                                  ------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (403,590)              (463,679)
  Class II Shares...........................................           (33,171)               (39,015)
                                                                  ------------           ------------
Total Distributions.........................................          (436,761)              (502,694)
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        11,259,281              7,673,862
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         1,284,608              5,296,211
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           436,761                502,694
Cost of Shares Repurchased..................................       (13,802,287)           (27,592,710)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (12,080,918)           (21,793,805)
                                                                  ------------           ------------
TOTAL DECREASE IN NET ASSETS................................          (821,637)           (14,119,943)
NET ASSETS:
Beginning of the Period.....................................       119,619,250            133,739,193
                                                                  ------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $223,823 and $228,773,
  respectively).............................................      $118,797,613           $119,619,250
                                                                  ============           ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
CLASS I SHARES                                        JUNE 30,        -----------------------------------------------------------
                                                        2007           2006         2005         2004         2003         2002
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........    $15.58         $14.60       $13.60       $13.12       $10.48       $ 14.89
                                                       ------         ------       ------       ------       ------       -------
  Net Investment Income............................      0.06(a)        0.06(a)      0.06         0.10         0.05          0.06
  Net Realized and Unrealized Gain/Loss............      1.53           0.98         1.04         0.43         2.65         (4.41)
                                                       ------         ------       ------       ------       ------       -------
Total from Investment Operations...................      1.59           1.04         1.10         0.53         2.70         (4.35)
Less Distributions from Net Investment Income......      0.07           0.06         0.10         0.05         0.06          0.06
                                                       ------         ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD.................    $17.10         $15.58       $14.60       $13.60       $13.12       $ 10.48
                                                       ======         ======       ======       ======       ======       =======

Total Return*......................................    10.29%**        7.08%        8.15%        4.05%       25.88%       -29.33%
Net Assets at End of the Period (In millions)......    $ 97.6         $ 99.1       $112.9       $126.7       $140.0       $ 121.3
Ratio of Expenses to Average Net Assets*...........     0.60%          0.60%        0.60%        0.60%        0.60%         0.60%
Ratio of Net Investment Income to Average Net
  Assets*..........................................     0.77%          0.39%        0.41%        0.68%        0.40%         0.45%
Portfolio Turnover.................................       16%**         110%          43%         155%         145%           97%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.........     0.67%          0.68%        0.68%        0.63%        0.64%         0.67%
   Ratio of Net Investment Income to Average Net
     Assets........................................     0.70%          0.31%        0.33%        0.65%        0.36%         0.38%

**  Non-Annualized

(a) Based on average shares outstanding.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
CLASS II SHARES                                       JUNE 30,        -----------------------------------------------------------
                                                        2007           2006         2005         2004         2003         2002
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........    $15.57         $14.60       $13.60       $13.12       $10.47       $ 14.89
                                                       ------         ------       ------       ------       ------       -------
  Net Investment Income............................      0.04(a)        0.02(a)      0.02         0.06         0.02          0.02
  Net Realized and Unrealized Gain/Loss............      1.54           0.98         1.04         0.44         2.66         (4.42)
                                                       ------         ------       ------       ------       ------       -------
Total from Investment Operations...................      1.58           1.00         1.06         0.50         2.68         (4.40)
Less Distributions from Net Investment Income......      0.03           0.03         0.06         0.02         0.03          0.02
                                                       ------         ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD.................    $17.12         $15.57       $14.60       $13.60       $13.12       $ 10.47
                                                       ======         ======       ======       ======       ======       =======

Total Return* (b)..................................    10.21%**        6.77%        7.88%        3.79%       25.68%       -29.58%
Net Assets at End of the Period (In millions)......    $ 21.2         $ 20.6       $ 20.9       $ 20.3       $ 17.5       $   9.1
Ratio of Expenses to Average Net Assets*...........     0.85%          0.85%        0.85%        0.85%        0.85%         0.85%
Ratio of Net Investment Income to Average Net
  Assets*..........................................     0.52%          0.14%        0.16%        0.46%        0.17%         0.20%
Portfolio Turnover.................................       16%**         110%          43%         155%         145%           97%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.........     0.92%          0.93%        0.93%        0.88%        0.89%         0.92%
   Ratio of Net Investment Income to Average Net
     Assets........................................     0.45%          0.06%        0.08%        0.43%        0.13%         0.13%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax law which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $14,871,311. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $45,799,779, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$ 5,656,154.................................................    December 31, 2009
 39,095,738.................................................    December 31, 2010
  1,047,887.................................................    December 31, 2011

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $93,396,824
                                                                ===========
Gross tax unrealized appreciation...........................    $25,278,800
Gross tax unrealized depreciation...........................     (1,581,311)
                                                                -----------
Net tax unrealized appreciation on investments..............    $23,697,489
                                                                ===========

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $502,694
  Long-term capital gain....................................           0
                                                                --------
                                                                $502,694
                                                                ========

    As of December 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $436,684

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Portfolio's custody fee was reduced by $267 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolio for the six months ended June 30, 2007 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Class I and II Shares, respectively. For the six months ended June 30, 2007, the Adviser waived approximately $40,600 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $1,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $132,645 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                          FOR THE                            FOR THE
                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                       JUNE 30, 2007                    DECEMBER 31, 2006
                                                                ---------------------------       -----------------------------
                                                                 SHARES           VALUE             SHARES            VALUE
Sales:
  Class I...................................................      49,765       $    821,613          184,424       $  2,730,307
  Class II..................................................      28,905            462,995          172,263          2,565,904
                                                                --------       ------------       ----------       ------------
Total Sales.................................................      78,670       $  1,284,608          356,687       $  5,296,211
                                                                ========       ============       ==========       ============
Dividend Reinvestment:
  Class I...................................................      25,971       $    403,590           30,485       $    463,679
  Class II..................................................       2,130             33,171            2,562             39,015
                                                                --------       ------------       ----------       ------------
Total Dividend Reinvestment.................................      28,101       $    436,761           33,047       $    502,694
                                                                ========       ============       ==========       ============
Repurchases:
  Class I...................................................    (726,105)      $(11,912,725)      (1,585,464)      $(23,416,086)
  Class II..................................................    (114,888)        (1,889,562)        (284,237)        (4,176,624)
                                                                --------       ------------       ----------       ------------
Total Repurchases...........................................    (840,993)      $(13,802,287)      (1,869,701)      $(27,592,710)
                                                                ========       ============       ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $18,200,669 and $30,843,874, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2007, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................        30
Futures Opened..............................................       191
Futures Closed..............................................      (191)
                                                                  ----
Outstanding at June 30, 2007................................        30
                                                                  ====

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                               LIT SARENT 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02754P-Y06/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

 --------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 12/23/96         since 09/18/00

 Since Inception                   11.79%                  7.89%

 10-year                           10.81                    N/A

 5-year                            12.33                  12.06

 1-year                            21.18                  20.94

 6-month                            7.47                   7.33
 --------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their return do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

Stock returns for the six-month period were moderately strong, though the market encountered pockets of increased volatility at several points in the first half of 2007. In February and March, a sell-off in China's stock market and concerns about the imploding U.S. subprime mortgage market (which makes loans to riskier consumers) roiled markets around the world. In June, the market turned volatile again. The housing market continued to weaken, with the ongoing subprime fallout leading to the collapse of several hedge funds that were heavily invested in these types of mortgage-related securities. Although inflation levels appeared under control, investors had expected that the Federal Open Market Committee's (the "Fed") two-year period of monetary tightening would have led to declining inflation by the summer of 2007. However, inflation remained above the Fed's stated comfort zone, dimming investors' hopes that the Fed would be able to cut interest rates some time this year. Furthermore, oil and gasoline prices were rising again, after a reprieve in the second half of 2006. The market's advance in June was further stymied by investors bracing themselves for the second quarter corporate earnings reports. Expectations were low going into the reporting season, which was due to occur after the close of this reporting period.

However, stock prices were supported by a number of positive factors. Wage growth and steady employment rates seemed to offset some of the burden of higher energy prices on consumer spending. Overall, first quarter economic growth slowed to its most sluggish pace in years, but many observers expected the second quarter's growth rate to show an improvement. Generally speaking, corporate earnings reported for the first quarter beat expectations--although expectations had been lowered significantly from earlier estimates. The still strong pace of global merger and acquisition activity also continued to propel stock prices and bolster positive investor sentiment.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Growth and Income Portfolio outperformed the Russell 1000(R) Value Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.
Relative to the Russell 1000(R) Value Index, the Portfolio's outperformance was driven in large part by the financial services sector. The Portfolio's financial services holdings were well positioned to capitalize on certain dynamics within the sector. Real estate investment trusts (REIT) and regional banks performed poorly amid a weakening housing market and the problems in the subprime mortgage market, but the Portfolio had no exposure to REITs and limited exposure to regional bank stocks. Stock selection in diversified financials companies added to performance, due to these companies' capital markets and merger and acquisition businesses. The Portfolio's insurance holdings, especially property and casualty stocks, were also standouts. With no major disasters in 2006, the property and casualty industry was able to recover following 2005's catastrophic hurricane season, and investors rewarded the turnaround.

Elsewhere, the Portfolio's health care sector contributed positively to returns, given our strong focus on pharmaceutical stocks. The industry experienced a return to favor with investors as earnings improvements and a better outlook for products fueled a rotation into the sector. Finally, stock selection in the consumer staples sector rounded out the Portfolio's top three contributing sectors. A food and beverage company (in which the Portfolio owned a position) announced a spin-off of one of its business units, causing a rally in the share prices of the company and in other companies across the food and beverage industry.

Conversely, the Portfolio's results relative to the Russell 1000(R) Value Index were dampened by the technology sector, particularly stock selection in the software and services industry. Here, one of the Portfolio's holdings has continued to stumble in integrating a company it recently acquired, and has faltered in a more competitive environment. The telecommunication services sector was a source of weakness for the Portfolio. The performance of the Portfolio's telecom holdings lagged behind that of other telecom stocks represented in the Russell 1000(R) Value Index, and the Portfolio's underweight in the sector also hurt results. Another detractor from the Portfolio's relative performance was an underweight in the energy sector. The sector has continued to perform well, but energy stocks' expensive valuations remain unattractive in our view.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

-----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II    VALUE INDEX
       7.47%     7.33%         6.23%
-----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

TOP TEN HOLDINGS AS OF 6/30/2007
J.P. Morgan Chase & Co.                              3.2%
Bayer AG                                             3.2
Schering-Plough Corp.                                2.9
Citigroup, Inc.                                      2.8
Time Warner, Inc.                                    2.5
General Electric Co.                                 2.4
Verizon Communications, Inc.                         2.3
Abbott Laboratories                                  2.2
Marsh & McLennan Cos., Inc.                          2.2
Bristol-Myers Squibb Co.                             2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/2007
Pharmaceuticals                                     13.7%
Other Diversified Financial Services                 7.0
Integrated Oil & Gas                                 6.4
Industrial Conglomerates                             6.4
Electric Utilities                                   4.6
Packaged Foods & Meats                               4.5
Movies & Entertainment                               4.4
Property & Casualty Insurance                        4.0
Diversified Chemicals                                4.0
Integrated Telecommunication Services                3.6
Investment Banking & Brokerage                       3.2
Insurance Brokers                                    2.2
Hypermarkets & Super Centers                         2.0
Thrifts & Mortgage Finance                           1.9
Soft Drinks                                          1.7
Regional Banks                                       1.7
Communications Equipment                             1.6
Household Products                                   1.4
Wireless Telecommunication Services                  1.4
Broadcasting & Cable TV                              1.3
Semiconductors                                       1.3
Oil & Gas Equipment & Services                       1.3
Systems Software                                     1.3
Tobacco                                              1.2
Aerospace & Defense                                  1.2
Internet Software & Services                         1.1
Home Improvement Retail                              1.0
Multi-Line Insurance                                 1.0
Gold                                                 1.0
Internet Retail                                      0.9
Managed Health Care                                  0.9
Automobile Manufacturers                             0.7
Health Care Equipment                                0.7
Restaurants                                          0.6
Oil & Gas Storage & Transportation                   0.5
Personal Products                                    0.5
Life & Health Insurance                              0.4
Specialty Stores                                     0.4
Oil & Gas Exploration & Production                   0.4
Biotechnology                                        0.4
Computer Hardware                                    0.4
Drug Retail                                          0.2
                                                   -----
Total Common Stocks                                 94.4
Investment Companies                                 0.7
                                                   -----
Total Long Term Investments                         95.1
Total Repurchase Agreements                          4.5
Other Assets in Excess of Liabilities                0.4
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchanges fees.

                                                                BEGINNING            ENDING           EXPENSES PAID
                                                              ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                              ------------------------------------------------------
                                                                 1/1/07              6/30/07          1/1/07-6/30/07
Class I
  Actual....................................................    $1,000.00           $1,074.68             $3.09
  Hypothetical..............................................     1,000.00            1,021.82              3.01
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00            1,073.34              4.37
  Hypothetical..............................................     1,000.00            1,020.58              4.26
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

                                    NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
COMMON STOCKS  94.4%
AEROSPACE & DEFENSE  1.2%
Raytheon Co. ...................        461,130    $   24,850,296
                                                   --------------

AUTOMOBILE MANUFACTURERS  0.7%
Honda Motor Co., Ltd.--ADR
  (Japan).......................        408,900        14,838,981
                                                   --------------
BIOTECHNOLOGY  0.4%
Applera Corp.--Applied
  Biosystems Group..............        261,480         7,985,599
                                                   --------------
BROADCASTING & CABLE TV  1.3%
Comcast Corp., Class A (a)......      1,022,829        28,761,952
                                                   --------------
COMMUNICATIONS EQUIPMENT  1.6%
Alcatel-Lucent--ADR (France)....      1,650,450        23,106,300
Cisco Systems, Inc. (a).........        403,100        11,226,335
                                                   --------------
                                                       34,332,635
                                                   --------------
COMPUTER HARDWARE  0.4%
Hewlett-Packard Co. ............        176,045         7,855,128
                                                   --------------
DIVERSIFIED CHEMICALS  4.0%
Bayer AG--ADR (Germany).........        906,510        68,260,203
Du Pont (E.I.)
  de Nemours & Co. .............        355,460        18,071,586
                                                   --------------
                                                       86,331,789
                                                   --------------
DRUG RETAIL  0.2%
Rite Aid Corp. (a)..............        598,490         3,818,366
                                                   --------------

ELECTRIC UTILITIES  4.6%
American Electric
  Power Co., Inc. ..............        740,950        33,372,388
Entergy Corp. ..................        377,228        40,495,426
FirstEnergy Corp. ..............        390,060        25,248,584
                                                   --------------
                                                       99,116,398
                                                   --------------
GOLD  1.0%
Newmont Mining Corp. ...........        526,620        20,569,777
                                                   --------------

HEALTH CARE EQUIPMENT  0.7%
Boston Scientific Corp. (a).....        928,510        14,243,343
                                                   --------------

HOME IMPROVEMENT RETAIL  1.0%
Home Depot, Inc. ...............        564,680        22,220,158
                                                   --------------

HOUSEHOLD PRODUCTS  1.4%
Kimberly-Clark Corp. ...........        145,230         9,714,435
Procter & Gamble Co. ...........        339,110        20,750,141
                                                   --------------
                                                       30,464,576
                                                   --------------
HYPERMARKETS & SUPER CENTERS  2.0%
Wal-Mart Stores, Inc. ..........        886,600        42,654,326
                                                   --------------
INDUSTRIAL CONGLOMERATES  6.4%
General Electric Co. ...........      1,374,520        52,616,626
Siemens AG--ADR (Germany).......        305,230        43,666,204
Tyco International,
  Ltd. (Bermuda)................      1,209,050        40,853,799
                                                   --------------
                                                      137,136,629
                                                   --------------
INSURANCE BROKERS  2.2%
Marsh & McLennan Cos., Inc. ....      1,524,480        47,075,942
                                                   --------------

                                    NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
INTEGRATED OIL & GAS  6.4%
ConocoPhillips..................        511,800    $   40,176,300
Exxon Mobil Corp. ..............        261,290        21,917,005
Marathon Oil Corp. .............        243,300        14,588,268
Occidental Petroleum Corp. .....        411,400        23,811,832
Royal Dutch Shell PLC--ADR
  (United Kingdom)..............        464,950        37,753,940
                                                   --------------
                                                      138,247,345
                                                   --------------
INTEGRATED TELECOMMUNICATION SERVICES  3.6%
Embarq Corp. ...................        197,228        12,498,338
France Telecom--ADR (France)....        562,200        15,449,256
Verizon Communications, Inc. ...      1,228,203        50,565,118
                                                   --------------
                                                       78,512,712
                                                   --------------
INTERNET RETAIL  0.9%
Amazon.com, Inc. (a)............        298,430        20,415,596
                                                   --------------

INTERNET SOFTWARE & SERVICES  1.1%
Yahoo!, Inc. (a)................        909,694        24,679,998
                                                   --------------

INVESTMENT BANKING & BROKERAGE  3.2%
Charles Schwab Corp. ...........      1,540,610        31,613,317
Merrill Lynch & Co., Inc. ......        438,330        36,635,622
                                                   --------------
                                                       68,248,939
                                                   --------------
LIFE & HEALTH INSURANCE  0.4%
Aegon N.V. (Netherlands)........        489,360         9,615,924
                                                   --------------

MANAGED HEALTH CARE  0.9%
Cigna Corp. ....................        362,250        18,916,695
                                                   --------------

MOVIES & ENTERTAINMENT  4.4%
Time Warner, Inc. ..............      2,593,080        54,558,403
Viacom, Inc., Class B (a).......        997,454        41,524,010
                                                   --------------
                                                       96,082,413
                                                   --------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services
  Group, Inc. ..................        219,550        21,627,871
                                                   --------------

OIL & GAS EQUIPMENT & SERVICES  1.3%
Schlumberger, Ltd. (Netherlands
  Antilles).....................        326,750        27,754,145
                                                   --------------

OIL & GAS EXPLORATION & PRODUCTION  0.4%
Devon Energy Corp. .............        115,700         9,058,153
                                                   --------------

OIL & GAS STORAGE & TRANSPORTATION  0.5%
Williams Cos., Inc. ............        355,300        11,234,586
                                                   --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  7.0%
Bank of America Corp. ..........        462,594        22,616,221
Citigroup, Inc. ................      1,175,840        60,308,833
J.P. Morgan Chase & Co. ........      1,423,397        68,963,585
                                                   --------------
                                                      151,888,639
                                                   --------------
PACKAGED FOODS & MEATS  4.5%
Cadbury Schweppes PLC--ADR
  (United Kingdom)..............        531,500        28,860,450
ConAgra Foods, Inc. ............        407,060        10,933,632
Kraft Foods, Inc., Class A......        706,008        24,886,782
Unilever N.V. (Netherlands).....      1,017,860        31,574,017
                                                   --------------
                                                       96,254,881
                                                   --------------
PERSONAL PRODUCTS  0.5%
Estee Lauder Cos., Inc., Class
  A.............................        231,800        10,549,218
                                                   --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                    NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
PHARMACEUTICALS  13.7%
Abbott Laboratories.............        891,440    $   47,736,612
Bristol-Myers Squibb Co. .......      1,444,000        45,572,640
Eli Lilly & Co. ................        765,080        42,752,670
GlaxoSmithKline PLC--ADR (United
  Kingdom)......................        249,940        13,089,358
Pfizer, Inc. ...................        661,930        16,925,550
Roche Holdings AG--
  ADR (Switzerland).............        271,470        24,077,027
Sanofi Aventis--ADR (France)....        175,220         7,056,110
Schering-Plough Corp. ..........      2,037,750        62,029,110
Wyeth...........................        636,340        36,487,736
                                                   --------------
                                                      295,726,813
                                                   --------------
PROPERTY & CASUALTY INSURANCE  4.0%
Chubb Corp. ....................        558,520        30,238,273
Travelers Cos., Inc. ...........        675,360        36,131,760
XL Capital, Ltd., Class A
  (Cayman Islands)..............        249,290        21,012,654
                                                   --------------
                                                       87,382,687
                                                   --------------
REGIONAL BANKS  1.7%
Fifth Third Bancorp.............        434,700        17,288,019
PNC Financial Services
  Group, Inc. ..................        267,350        19,136,913
                                                   --------------
                                                       36,424,932
                                                   --------------
RESTAURANTS  0.6%
McDonald's Corp. ...............        249,920        12,685,939
                                                   --------------

SEMICONDUCTORS  1.3%
Intel Corp. ....................        656,581        15,600,365
Micron Technology, Inc. (a).....      1,035,350        12,972,935
                                                   --------------
                                                       28,573,300
                                                   --------------
SOFT DRINKS  1.7%
Coca-Cola Co. ..................        708,940        37,084,651
                                                   --------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a)..........        312,484         9,468,265
                                                   --------------
SYSTEMS SOFTWARE  1.3%
Symantec Corp. (a)..............      1,351,810        27,306,562
                                                   --------------

                                    NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE  1.9%
Freddie Mac.....................        688,460    $   41,789,522
                                                   --------------

TOBACCO  1.2%
Altria Group, Inc. .............        366,820        25,728,755
                                                   --------------

WIRELESS TELECOMMUNICATION SERVICES  1.4%
Sprint Nextel Corp. ............      1,458,996        30,215,807
                                                   --------------

TOTAL COMMON STOCKS  94.4%.....................     2,037,730,243

INVESTMENT COMPANIES  0.7%
iShares MSCI Japan Index Fund...      1,076,550        15,620,740
                                                   --------------
TOTAL LONG-TERM INVESTMENTS  95.1%
(Cost $1,600,536,074)..........................     2,053,350,983
                                                   --------------

REPURCHASE AGREEMENTS  4.5%
Citigroup Global Markets, Inc. ($31,100,926 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07
  at $31,114,740)..............................        31,100,926
State Street Bank & Trust Co. ($67,306,074 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07
  at $67,333,277)..............................        67,306,074
                                                   --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $98,407,000)...........................        98,407,000
                                                   --------------

TOTAL INVESTMENTS  99.6%
  (Cost $1,698,943,074)........................     2,151,757,983
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%....         7,669,057
                                                   --------------

NET ASSETS  100.0%.............................    $2,159,427,040
                                                   ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,698,943,074).....................    $2,151,757,983
Cash........................................................               554
Receivables:
  Investments Sold..........................................         6,695,157
  Dividends.................................................         3,586,029
  Portfolio Shares Sold.....................................         1,149,089
  Interest..................................................            27,345
Other.......................................................           128,778
                                                                --------------
    Total Assets............................................     2,163,344,935
                                                                --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         2,176,424
  Investment Advisory Fee...................................         1,003,154
  Distributor and Affiliates................................           411,085
Trustees' Deferred Compensation and Retirement Plans........           209,276
Accrued Expenses............................................           117,956
                                                                --------------
    Total Liabilities.......................................         3,917,895
                                                                --------------
NET ASSETS..................................................    $2,159,427,040
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $1,665,518,715
Net Unrealized Appreciation.................................       452,814,909
Accumulated Net Realized Gain...............................        23,772,952
Accumulated Undistributed Net Investment Income.............        17,320,464
                                                                --------------
NET ASSETS..................................................    $2,159,427,040
                                                                ==============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $304,970,685 and
  13,655,561 shares of beneficial interest issued and
  outstanding)..............................................    $        22.33
                                                                ==============
  Class II Shares (Based on net assets of $1,854,456,355 and
  83,132,728 shares of beneficial interest issued and
  outstanding)..............................................    $        22.31
                                                                ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $834,337)....    $ 23,075,504
Interest....................................................       2,634,891
                                                                ------------
    Total Income............................................      25,710,395
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       5,727,569
Distribution (12b-1) and Service Fees.......................       2,168,144
Accounting and Administrative Expenses......................         123,090
Reports to Shareholders.....................................          63,620
Custody.....................................................          55,530
Professional Fees...........................................          31,700
Trustees' Fees and Related Expenses.........................          29,214
Transfer Agent Fees.........................................           9,385
Registration Fees...........................................             180
Other.......................................................          25,990
                                                                ------------
    Total Expenses..........................................       8,234,422
    Less Credits Earned on Cash Balances....................           3,777
                                                                ------------
    Net Expenses............................................       8,230,645
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 17,479,750
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 31,765,879
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     355,567,306
  End of the Period.........................................     452,814,909
                                                                ------------
Net Unrealized Appreciation During the Period...............      97,247,603
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $129,013,482
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $146,493,232
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                 FOR THE SIX           FOR THE
                                                                 MONTHS ENDED        YEAR ENDED
                                                                JUNE 30, 2007     DECEMBER 31, 2006
                                                                -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $   17,479,750     $   28,500,661
Net Realized Gain...........................................        31,765,879         74,635,057
Net Unrealized Appreciation During the Period...............        97,247,603        162,693,707
                                                                --------------     --------------
Change in Net Assets from Operations........................       146,493,232        265,829,425
                                                                --------------     --------------

Distributions from Net Investment Income:
  Class I Shares............................................        (4,821,991)        (3,654,725)
  Class II Shares...........................................       (23,697,315)       (13,132,028)
                                                                --------------     --------------
                                                                   (28,519,306)       (16,786,753)
                                                                --------------     --------------

Distributions from Net Realized Gain:
  Class I Shares............................................       (11,274,850)       (20,259,183)
  Class II Shares...........................................       (63,820,565)       (87,226,456)
                                                                --------------     --------------
                                                                   (75,095,415)      (107,485,639)
                                                                --------------     --------------
Total Distributions.........................................      (103,614,721)      (124,272,392)
                                                                --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        42,878,511        141,557,033
                                                                --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................       134,076,016        296,851,437
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................       103,614,721        124,272,392
Cost of Shares Repurchased..................................       (90,566,040)      (153,123,858)
                                                                --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       147,124,697        267,999,971
                                                                --------------     --------------
TOTAL INCREASE IN NET ASSETS................................       190,003,208        409,557,004
NET ASSETS:
Beginning of the Period.....................................     1,969,423,832      1,559,866,828
                                                                --------------     --------------
End of the Period (Including accumulated undistributed net
  investment income of $17,320,464 and $28,360,020,
  respectively).............................................    $2,159,427,040     $1,969,423,832
                                                                ==============     ==============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                     SIX MONTHS
                                                       ENDED                            YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        -----------------------------------------------------------
                                                        2007           2006         2005         2004         2003         2002
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........      $22.00         $20.49       $19.32       $17.06       $13.47       $ 15.90
                                                       ------         ------       ------       ------       ------       -------
  Net Investment Income..........................        0.21(a)        0.38(a)      0.28(a)      0.24(a)      0.22(a)       0.15
  Net Realized and Unrealized Gain/Loss..........        1.31           2.75         1.59         2.19         3.51         (2.43)
                                                       ------         ------       ------       ------       ------       -------
Total from Investment Operations.................        1.52           3.13         1.87         2.43         3.73         (2.28)
                                                       ------         ------       ------       ------       ------       -------
Less:
  Distributions from Net Investment Income.......        0.36           0.25         0.22         0.17         0.14          0.15
  Distributions from Capital Gains...............        0.83           1.37         0.48          -0-          -0-           -0-
                                                       ------         ------       ------       ------       ------       -------
Total Distributions..............................        1.19           1.62         0.70         0.17         0.14          0.15
                                                       ------         ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD...............      $22.33         $22.00       $20.49       $19.32       $17.06       $ 13.47
                                                       ======         ======       ======       ======       ======       =======

Total Return.....................................       7.47%*        16.23%        9.99%       14.38%       28.03%       -14.50%
Net Assets at End of the Period (In millions)....      $305.0         $307.7       $312.4       $312.1       $280.3       $ 186.7
Ratio of Expenses to Average Net Assets..........       0.60%          0.60%        0.61%        0.62%        0.66%         0.71%
Ratio of Net Investment Income to Average Net
  Assets.........................................       1.93%          1.85%        1.44%        1.39%        1.50%         1.29%
Portfolio Turnover...............................         12%*           28%          42%          48%          57%           68%

*   Non-Annualized

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS II SHARES
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------------------
                                                   2007,            2006           2005          2004         2003         2002
                                                 --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....     $  21.96        $  20.46       $  19.29       $17.03       $13.45       $ 15.88
                                                  --------        --------       --------       ------       ------       -------
  Net Investment Income......................         0.18(a)         0.32(a)        0.23(a)      0.20(a)      0.19(a)       0.11
  Net Realized and Unrealized Gain/Loss......         1.31            2.76           1.59         2.19         3.50         (2.43)
                                                  --------        --------       --------       ------       ------       -------
Total from Investment Operations.............         1.49            3.08           1.82         2.39         3.69         (2.32)
                                                  --------        --------       --------       ------       ------       -------
Less:
  Distributions from Net Investment Income...         0.31            0.21           0.17         0.13         0.11          0.11
  Distributions from Capital Gains...........         0.83            1.37           0.48          -0-          -0-           -0-
                                                  --------        --------       --------       ------       ------       -------
Total Distributions..........................         1.14            1.58           0.65         0.13         0.11          0.11
                                                  --------        --------       --------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD...........     $  22.31        $  21.96       $  20.46       $19.29       $17.03       $ 13.45
                                                  ========        ========       ========       ======       ======       =======

Total Return (b).............................        7.33%*         15.97%          9.72%       14.12%       27.68%       -14.74%
Net Assets at End of the Period (In
  millions)..................................     $1,854.5        $1,661.7       $1,247.5       $881.4       $487.7       $ 181.6
Ratio of Expenses to Average Net Assets......        0.85%           0.85%          0.86%        0.87%        0.91%         0.96%
Ratio of Net Investment Income to Average Net
  Assets.....................................        1.68%           1.59%          1.18%        1.17%        1.28%         1.09%
Portfolio Turnover...........................          12%*            28%            42%          48%          57%           68%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio's financial statements.

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,705,885,448
                                                                ==============
Gross tax unrealized appreciation...........................    $  452,472,287
Gross tax unrealized depreciation...........................        (6,599,752)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  445,872,535
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $ 27,541,534
  Long-term capital gain....................................      96,730,858
                                                                ------------
                                                                $124,272,392
                                                                ============

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $35,103,512
Undistributed long-term capital gain........................     68,509,894

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Portfolio's custody fee was reduced by $3,777 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the six months ended June 30, 2007, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $20,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $48,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $108,310 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $14,736.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                          FOR THE                             FOR THE
                                                                     SIX MONTHS ENDED                        YEAR ENDED
                                                                       JUNE 30, 2007                     DECEMBER 31, 2006
                                                               -----------------------------       ------------------------------
                                                                 SHARES            VALUE             SHARES             VALUE
Sales:
  Class I..................................................       539,067       $ 11,824,952        1,281,395       $  26,038,618
  Class II.................................................     5,580,391        122,251,064       13,312,678         270,812,819
                                                               ----------       ------------       ----------       -------------
Total Sales................................................     6,119,458       $134,076,016       14,594,073       $ 296,851,437
                                                               ==========       ============       ==========       =============
Dividend Reinvestment:
  Class I..................................................       798,454       $ 16,096,842        1,220,720       $  23,913,908
  Class II.................................................     4,343,319         87,517,879        5,125,561         100,358,484
                                                               ----------       ------------       ----------       -------------
Total Dividend Reinvestment................................     5,141,773       $103,614,721        6,346,281       $ 124,272,392
                                                               ==========       ============       ==========       =============
Repurchases:
  Class I..................................................    (1,666,492)      $(36,553,263)      (3,760,775)      $ (77,282,020)
  Class II.................................................    (2,471,125)       (54,012,777)      (3,723,595)        (75,841,838)
                                                               ----------       ------------       ----------       -------------
Total Repurchases..........................................    (4,137,617)      $(90,566,040)      (7,484,370)      $(153,123,858)
                                                               ==========       ============       ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $315,051,386 and $224,924,257, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 LITSARGI 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02648P-Y06/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 4/7/86          since 12/15/00

 Since Inception                   6.16%                   4.45%

 10-year                           5.40                      --

 5-year                            3.90                    3.64

 1-year                            5.44                    5.12

 6-month                           1.36                    1.16
 ---------------------------------------------------------------------------
 30-Day SEC Yield                  4.62%                   4.37%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

On the surface, the Federal Open Market Committee's (the "Fed") decision to leave the target federal funds rate at 5.25 percent as of June 30, 2007, suggested a continuation of the status quo--at least from a monetary policy perspective. Beneath the surface, however, things were quite different and market yields rose sharply over the course of the period.

While first-quarter real gross domestic product (GDP) growth was below market expectations, economic releases later in the period, including business spending, labor market data, and manufacturing indicators, suggested that second quarter growth was becoming much more robust, despite the ongoing headwind from a challenging residential real estate market. At the same time, annualized inflation--as measured by the Fed's preferred measure, the core personal consumption expenditure (PCE) deflator--remained at the top end of the central bank's self-described 1 to 2 percent comfort zone.

Concerns surrounding sub-prime mortgage lending were evident throughout the period, reaching their peak in mid-June with the highly publicized challenge faced by several hedge funds. The hedge funds in question held levered positions in riskier tranches of collateralized debt obligations, or CDOs, tied to sub-prime mortgages, and suffered major losses as a result of declines in sub-prime bond prices. While all of this attracted plenty of business media attention, the economic impact of the sub-prime fallout and ongoing residential real estate malaise is, in our view, likely to have only a limited impact on the broader economy. With tight labor markets and high capacity utilization levels, the economic backdrop remains quite healthy and should be capable of overcoming these headwinds.

Despite the market's fascination with asset bubbles and financial accidents, most modern business cycles end the old-fashioned way--with higher inflation and tighter monetary policies. This cyclical endgame is only in its earliest stages, however, and we will continue to monitor how it plays out in the coming year and beyond.

Overall, most fixed-income market participants enjoyed modest investment returns in the first half of 2007. Yields rose across the U.S. Treasury curve and the yield-curve steepened during the first six months of the year.

Agency debenture yield spreads widened during the period. Higher-coupon mortgage-backed securities tended to outperform equal-duration Treasuries during the period, while lower-coupon issues lagged sharply.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Government Portfolio outperformed the Lehman Brothers U.S. Government/ Mortgage Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

We continued to keep the Portfolio's overall duration (a measure of interest-rate sensitivity) below that of the Lehman Brothers U.S. Government/Mortgage Index. This conservative interest-rate posture was additive to performance as interest rates rose throughout the reporting period. In the initial months of the year, the Portfolio was underweighted in the intermediate portion of the yield curve. In early-April, we shifted the bulk of this underweight to the 20-year area of the curve. In our view, any rise in interest-rate volatility should lead to an increase in the term risk premium, which in turn, will tend to force longer yields higher relative to intermediate maturities.

The Portfolio's underweight versus the Lehman Brothers U.S. Government/Mortgage Index to agency securities added slightly to relative performance as widening spreads dampened the sector's performance. With regard to the mortgage sector, we continued to emphasize higher-coupon mortgages. This defensive mortgage posture benefited performance as higher-coupon issues outperformed their lower coupon counterparts. The Portfolio's holdings in Treasury securities, however, detracted from overall performance as rising interest rates caused the performance of this sector to wane.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

SECTORS AS OF 6/30/07
U.S. Treasury Securities                            39.0%
CMO                                                 28.0
FNMA                                                23.8
U.S. Govt Agency                                     5.9
FHLMC                                                1.3
GNMA                                                 0.2
                                                   -----
Total Long-Term Investments                         98.2
Options                                              0.0*
Short-Term Investments                              23.8
                                                   -----
Total Investments                                  122.0
Liabilities in Excess of Other Assets              (22.0)
                                                   -----
Net Assets                                         100.0%

* Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

-------------------------------------------------
                           LEHMAN BROTHERS
                           U.S. GOVERNMENT/
      CLASS I   CLASS II    MORTGAGE INDEX

       1.36%     1.16%          1.07%
-------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING        EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ---------------------------------------------------
                                                                   1/1/07              6/30/07       1/1/07-6/30/07
Class I
  Actual....................................................      $1,000.00           $1,013.57          $3.00
  Hypothetical..............................................       1,000.00            1,021.82           3.01
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,011.65           4.24
  Hypothetical..............................................       1,000.00            1,020.58           4.26
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                                  COUPON           MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS  28.0%
$ 1,009     American Home Mortgage Assets (a)...........................  5.550%          09/25/46          $  1,013,128
  1,312     American Home Mortgage Assets (a)...........................  5.580           10/25/46             1,312,807
  1,083     American Home Mortgage Investment Trust (a).................  5.560           04/25/37             1,084,566
  1,114     Bear Stearns Mortgage Funding Trust (a).....................  5.500           03/25/36             1,116,690
  1,245     Bear Stearns Mortgage Funding Trust (a).....................  5.530           04/25/36             1,242,053
    921     Bear Stearns Mortgage Funding Trust (a).....................  5.570           07/25/36               919,933
 22,698     Countrywide Alternative Loan Trust..........................   *        09/25/35 to 03/20/46         875,118
    883     Countrywide Alternative Loan Trust (a)......................  5.480           09/25/35               881,510
  1,353     Countrywide Alternative Loan Trust (a)......................  5.500           04/25/47             1,356,076
    819     Countrywide Alternative Loan Trust (a)......................  5.510           11/25/46               821,333
  1,318     Countrywide Alternative Loan Trust (a)......................  5.550           07/25/46             1,318,392
    793     Countrywide Alternative Loan Trust (a)......................  5.570           10/25/36               792,747
    665     Countrywide Alternative Loan Trust (a)......................  5.580           05/25/36               666,106
    898     Countrywide Alternative Loan Trust (a)......................  5.590           04/25/36               899,946
    956     Countrywide Alternative Loan Trust (a)......................  5.620           03/20/46               958,413
  3,208     Countrywide Home Loans (b) (c)..............................  1.385           10/25/34                62,160
    950     Countrywide Home Loans (a)..................................  5.590           04/25/35               952,865
  1,037     Countrywide Home Loans (a)..................................  5.620           04/25/46             1,039,150
  1,671     DSLA Mortgage Loan Trust (a)................................  5.500           04/19/38             1,673,609
  1,076     DSLA Mortgage Loan Trust (a)................................  5.520           09/19/36             1,078,936
    854     DSLA Mortgage Loan Trust (a)................................  5.969           04/19/47               854,370
    657     Federal Home Loan Mortgage Corp. (a)........................  5.470           09/25/45               656,150
     75     Federal Home Loan Mortgage Corp. (b)........................  8.000           06/01/31                19,466
    714     Federal Home Loan Mortgage Corp. (REMIC) (a) (b)............  1.625           06/17/27                33,419
    480     Federal Home Loan Mortgage Corp. (REMIC) (b)................  5.000           12/15/16                44,598
  1,975     Federal Home Loan Mortgage Corp. (REMIC)....................  5.500           04/15/27             1,974,341
    944     Federal Home Loan Mortgage Corp. (REMIC) (a)................  5.920           03/15/34               957,321
     54     Federal Home Loan Mortgage Corp. (REMIC) (b)................  6.000           05/15/30                   485
    295     Federal Home Loan Mortgage Corp. (STRIPS) (b)...............  6.000           05/01/31                68,520
    269     Federal Home Loan Mortgage Corp. (STRIPS) (b)...............  6.500           04/01/28                64,798
  1,220     Federal National Mortgage Association.......................  5.500           11/25/43             1,213,905
    979     Federal National Mortgage Association (a)...................  5.520           05/25/35               982,945
    750     Federal National Mortgage Association.......................  6.022           11/25/10               764,518
    202     Federal National Mortgage Association (b)...................  6.500           06/01/31                51,893
     53     Federal National Mortgage Association (b)...................  7.000           03/01/32                15,035
     61     Federal National Mortgage Association (b)...................  8.000           05/01/30                16,077
  1,538     Federal National Mortgage Association (REMIC) (a)...........  5.058           11/25/28             1,544,573
  7,161     Federal National Mortgage Association (REMIC) (a)...........  5.380           12/25/36             7,148,675
    934     Federal National Mortgage Association (REMIC) (a)...........  5.720           12/18/32               942,116
    907     Federal National Mortgage Association (REMIC) (b)...........  6.000     08/25/32 to 07/25/33         184,497
  1,434     Federal National Mortgage Association (REMIC) (b)...........  6.500           05/25/33               356,259
    262     Federal National Mortgage Association (REMIC) (b)...........  7.000           04/25/33                72,050
    197     Government National Mortgage Association (a) (b)............  2.080           05/16/32                 9,022
    425     Government National Mortgage Association (a) (b)............  2.680     04/16/29 to 05/16/32          20,679
    397     Government National Mortgage Association (a) (b)............  3.080           06/16/27                 8,055
  7,285     Greenpoint Mortgage Funding Trust (b).......................   *        06/25/45 to 10/25/45         203,530
      2     Harborview Mortgage Loan Trust (e)..........................   *        07/20/36 to 03/19/37           1,546
  3,524     Harborview Mortgage Loan Trust (b) (d)......................  1.658           06/19/35                79,835
  3,178     Harborview Mortgage Loan Trust (b) (d)......................  1.967           05/19/35                72,989
  4,857     Harborview Mortgage Loan Trust (b) (d)......................  2.257           01/19/36               121,430
  3,754     Harborview Mortgage Loan Trust (b) (d)......................  2.316           03/19/37               161,304
  6,702     Harborview Mortgage Loan Trust (b) (d)......................  2.435           07/19/47               237,711
  1,930     Harborview Mortgage Loan Trust (b) (d)......................  2.491           01/19/36                55,478
    323     Harborview Mortgage Loan Trust (a)..........................  5.410           12/19/37               323,380
  1,042     Harborview Mortgage Loan Trust (a)..........................  5.500           04/19/38             1,044,412
    882     Harborview Mortgage Loan Trust (a)..........................  5.510           01/19/38               883,514
  1,118     Harborview Mortgage Loan Trust (a)..........................  5.600           10/19/46             1,123,655
  1,320     Harborview Mortgage Loan Trust (a)..........................  7.029           01/19/36             1,342,265
  2,756     Indymac Index Mortgage Loan Trust (b) (d)...................  1.237           07/25/35                86,133
    931     Indymac Index Mortgage Loan Trust (a).......................  5.570           05/25/36               934,721

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                                  COUPON           MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   749     Indymac Index Mortgage Loan Trust (a).......................  5.700%          10/25/36          $    751,351
  1,025     Luminent Mortgage Trust (a).................................  5.560           10/25/46             1,028,728
    772     Residential Accredit Loans, Inc. (a)........................  5.510           01/25/46               768,529
  1,699     Residential Accredit Loans, Inc. (a)........................  5.520           03/25/47             1,696,990
    972     Residential Accredit Loans, Inc. (a)........................  5.550           06/25/46               971,157
  1,184     Residential Accredit Loans, Inc. (a)........................  5.590           02/25/46             1,186,176
    572     Residential Accredit Loans, Inc. (a)........................  5.620           06/25/37               571,992
    364     Structured Asset Mortgage Investments, Inc. (a).............  5.510           02/25/36               364,309
  1,190     Structured Asset Mortgage Investments, Inc. (a).............  5.520           03/25/36             1,192,860
  2,331     Structured Asset Mortgage Investments, Inc. (a).............  5.550           08/25/36             2,338,739
  1,800     Washington Mutual Mortgage Pass-Through Certificates (a)....  5.550           07/25/47             1,801,477
  8,794     Washington Mutual, Inc. (b).................................   *        06/25/44 to 10/25/44         146,266
    524     Washington Mutual, Inc. (a).................................  5.660           11/25/45               525,021
    480     Washington Mutual, Inc. (a).................................  5.680           07/25/45               481,894
  1,406     Washington Mutual, Inc. (a).................................  5.969     04/25/46 to 05/25/46       1,406,356
  8,135     Washington Mutual Mortgage Pass-Through Certificates (b)....   *              01/25/45               114,393
                                                                                                            ------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  28.0%............................................      60,087,446
                                                                                                            ------------

            MORTGAGE BACKED SECURITIES  18.9%
     51     Federal Home Loan Mortgage Corp. ...........................  6.000     06/01/29 to 09/01/29          50,846
     48     Federal Home Loan Mortgage Corp. ...........................  6.500           06/01/29                48,794
    952     Federal Home Loan Mortgage Corp. ...........................  7.500     11/01/29 to 08/01/31         993,988
      4     Federal Home Loan Mortgage Corp. ...........................  8.000           09/01/24                 4,154
     23     Federal National Mortgage Association....................... 11.000           11/01/20                25,549
  1,075     Federal National Mortgage Association.......................  3.920           01/01/08             1,070,760
  2,126     Federal National Mortgage Association (a)...................  5.464           12/01/36             2,113,957
     99     Federal National Mortgage Association.......................  6.000     01/01/14 to 06/01/14          99,547
    250     Federal National Mortgage Association.......................  6.500     06/01/09 to 12/01/32         254,688
    278     Federal National Mortgage Association (a)...................  6.539           07/01/33               283,389
  2,175     Federal National Mortgage Association (a)...................  6.945           10/01/35             2,248,348
  2,179     Federal National Mortgage Association (a)...................  6.948           11/01/35             2,252,724
  1,288     Federal National Mortgage Association (a)...................  6.995           03/01/36             1,321,856
  6,705     Federal National Mortgage Association.......................  7.000     07/01/10 to 10/01/34       6,946,452
  1,205     Federal National Mortgage Association (a)...................  7.037           03/01/36             1,236,567
    923     Federal National Mortgage Association (a)...................  7.360           03/01/36               948,093
    991     Federal National Mortgage Association (a)...................  7.379           05/01/36             1,018,289
  1,157     Federal National Mortgage Association (a)...................  7.432           07/01/36             1,190,177
    997     Federal National Mortgage Association.......................  7.500     02/01/23 to 04/01/32       1,041,211
  2,606     Federal National Mortgage Association (a)...................  7.509           04/01/36             2,707,210
     14     Federal National Mortgage Association.......................  8.000     06/01/24 to 10/01/24          15,002
  1,750     Federal National Mortgage Association, August (f)...........  6.500             TBA                1,765,039
  5,750     Federal National Mortgage Association, July (f).............  5.500             TBA                5,546,053
  1,800     Federal National Mortgage Association, July (f).............  6.500             TBA                1,817,156
  5,025     Federal National Mortgage Association, July (f).............  7.000             TBA                5,160,047
      2     Government National Mortgage Association.................... 11.000           09/15/10                 1,962
     71     Government National Mortgage Association....................  6.500     05/15/23 to 03/15/29          72,454
    152     Government National Mortgage Association....................  7.000     04/15/23 to 11/15/27         158,982
     25     Government National Mortgage Association....................  7.500     12/15/21 to 06/15/24          26,440
     23     Government National Mortgage Association....................  8.000     05/15/17 to 01/15/23          23,822
      8     Government National Mortgage Association....................  8.500           07/15/17                 8,203
     19     Government National Mortgage Association....................  9.500     07/15/09 to 10/15/09          19,996
                                                                                                            ------------

            TOTAL MORTGAGE BACKED SECURITIES  ..........................................................      40,471,755
                                                                                                            ------------

            UNITED STATES TREASURY OBLIGATIONS  39.0%
  3,800     United States Treasury Bonds................................  5.250           11/15/28             3,827,314
    300     United States Treasury Bonds................................  6.125           08/15/29               336,609
  1,500     United States Treasury Bonds................................  7.625           11/15/22             1,879,220
  1,000     United States Treasury Bonds................................  8.000           11/15/21             1,279,766

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                                  COUPON           MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------
            UNITED STATES TREASURY OBLIGATIONS (CONTINUED)
$ 9,120     United States Treasury Bonds................................  8.125%          08/15/21          $ 11,756,966
  1,800     United States Treasury Bonds................................  8.125           08/15/19             2,276,719
    800     United States Treasury Bonds................................  8.750           08/15/20             1,068,626
  1,250     United States Treasury Bonds................................  9.250           02/15/16             1,615,040
    350     United States Treasury Bonds................................ 10.375           11/15/12               356,782
    700     United States Treasury Bonds................................ 12.000           08/15/13               753,430
  7,100     United States Treasury Notes................................  3.875           02/15/13             6,745,561
 35,000     United States Treasury Notes (f)............................  4.250           11/15/14            33,405,890
    500     United States Treasury Notes................................  4.750           11/15/08               498,555
  2,600     United States Treasury Notes................................  4.750           01/31/12             2,581,314
  5,700     United States Treasury Notes................................  4.750           05/15/14             5,630,534
  3,500     United States Treasury Notes................................  4.875           01/31/09             3,496,448
  6,100     United States Treasury Notes................................  5.125           06/30/11             6,148,135
                                                                                                            ------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS  39.0%.............................................      83,656,909
                                                                                                            ------------

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  6.1%
    188     Federal Home Loan Mortgage Corp. ...........................  3.695           07/01/34               187,629
    470     Federal Home Loan Mortgage Corp. ...........................  4.148           08/01/34               473,106
    975     Federal Home Loan Mortgage Corp. ...........................  5.880           04/01/37               976,372
    167     Federal National Mortgage Association.......................  4.060           10/01/34               167,923
    166     Federal National Mortgage Association.......................  4.165           09/01/34               166,202
    901     Federal National Mortgage Association.......................  4.344           02/01/34               899,140
    255     Federal National Mortgage Association.......................  4.447           10/01/34               255,849
    173     Federal National Mortgage Association.......................  4.492           07/01/34               173,808
  2,144     Federal National Mortgage Association.......................  5.825           05/01/37             2,149,921
  2,180     Federal National Mortgage Association.......................  6.977           12/01/35             2,254,035
  1,442     Federal National Mortgage Association.......................  7.457           05/01/36             1,482,998
  1,388     Federal National Mortgage Association.......................  7.469           05/01/36             1,422,427
  1,799     Federal National Mortgage Association.......................  7.495           04/01/36             1,849,898
    656     Federal National Mortgage Association.......................  7.780           03/01/36               674,094
                                                                                                            ------------

            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES............................................      13,133,402
                                                                                                            ------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  5.9%
  4,400     Federal Home Loan Bank......................................  3.000           04/15/09             4,238,612
  3,150     Federal Home Loan Mortgage Corp. ...........................  6.625           09/15/09             3,244,002
    350     Federal National Mortgage Association.......................  7.125           06/15/10               368,455
  1,985     Financing Corp. ............................................  9.650           11/02/18             2,681,052
    700     Financing Corp. ............................................  9.800           04/06/18               945,162
    960     Tennessee Valley Authority..................................  7.125           05/01/30             1,151,688
                                                                                                            ------------

            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...........................................      12,628,971
                                                                                                            ------------

            ASSET BACKED SECURITIES  0.3%
    533     Federal National Mortgage Association (a)...................  5.766           05/28/35               534,641
     49     Federal National Mortgage Association (a)...................  5.776           05/28/35                49,084
                                                                                                            ------------

            TOTAL ASSET BACKED SECURITIES...............................................................         583,725
                                                                                                            ------------

TOTAL LONG-TERM INVESTMENTS  98.2%
  (Cost $210,876,733)...................................................................................     210,562,208
                                                                                                            ------------

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

DESCRIPTION                                                   CONTRACTS    EXPIRATION DATE    EXERCISE PRICE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS  0.0%
Eurodollar Futures, September, 2007.........................      64           Sept-07            94.75         $     16,400
Eurodollar Futures, December, 2007..........................     250            Dec-07            94.75               81,250
                                                                                                                ------------

TOTAL PURCHASED OPTIONS
  (Cost $62,107)............................................................................................          97,650
                                                                                                                ------------


SHORT-TERM INVESTMENTS  23.8%

REPURCHASE AGREEMENTS  7.2%
Citigroup Global Markets, Inc. ($4,880,665 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 5.33%, dated 06/29/07, to be sold on 07/02/07 at $4,882,833).......................       4,880,665
State Street Bank & Trust Co. ($10,562,335 par collateralized by U.S. Government obligations in a pooled cash account,
  interest rate of 4.85%, dated 06/29/07, to be sold on 07/02/07 at $10,566,604)......................      10,562,335
                                                                                                          ------------
TOTAL REPURCHASE AGREEMENTS...........................................................................      15,443,000
                                                                                                          ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  15.6%
Federal National Mortgage Association Discount Notes ($17,590,000 par, yielding 4.072%, 07/20/07
  maturity)...........................................................................................      17,545,357
Federal Home Loan Bank Discount Notes ($16,000,000 par, yielding 5.217%, 07/20/07 maturity)...........      15,959,392
                                                                                                          ------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.....................................................      33,504,749
                                                                                                          ------------

UNITED STATES TREASURY OBLIGATIONS  1.0%
United States Treasury Bill ($2,100,000 par, yielding 5.110%, 07/12/07 maturity) (g)..................       2,097,039
                                                                                                          ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS..............................................................       2,097,039
                                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS  23.8%
  (Cost $51,038,910)..................................................................................      51,044,788
                                                                                                          ------------

TOTAL INVESTMENTS  122.0%
  (Cost $261,977,750).................................................................................     261,704,646
LIABILITIES IN EXCESS OF OTHER ASSETS (22.0%).........................................................     (47,204,282)
                                                                                                          ------------

NET ASSETS 100.0%.....................................................................................    $214,500,364
                                                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) IO--Interest Only

(c) Inverse Floating Rate Coupon

(d) Variable Rate Coupon

(e) PO--Principal Only

(f) Security purchased on a when-issued or delayed delivery basis.

(g) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separately Traded Registered Interest and Principal Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2007 (Current
  Notional Value of $203,781 per contract)..................       108            $ (36,969)
U.S. Treasury Notes 5-Year Futures, September 2007 (Current
  Notional Value of $104,078 per contract)..................       261             (203,198)
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current Notional
  Value of $107,750 per contract)...........................        98               76,207
U.S. Treasury Notes 10-Year Futures, September 2007 (Current
  Notional Value of $105,703 per contract)..................       164               47,408
                                                                   ---            ---------
                                                                   631            $(116,552)
                                                                   ===            =========

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2007:
INTEREST RATE SWAPS

                                                         PAY/
                                                       RECEIVE                                       NOTIONAL        UNREALIZED
                                                       FLOATING        FIXED        EXPIRATION        AMOUNT        APPRECIATION/
COUNTERPARTY                    FLOATING RATE INDEX      RATE          RATE            DATE           (000)         DEPRECIATION
Citibank, N.A., New York....       USD-LIBOR BBA         Pay           5.3750%      05/24/17         $ 7,500          $(187,787)
Goldman Sachs Capital
  Markets, L.P. ............       USD-LIBOR BBA         Pay           5.3405%      05/24/17           7,500           (186,039)
JP Morgan Chase Bank, N.A.,
  New York..................       USD-LIBOR BBA         Pay           5.3585%      05/23/17          15,000           (350,275)
                                                                                                                      ---------
                                                                                                                      $(724,101)
                                                                                                                      ---------

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $261,977,750).......................    $261,704,646
Cash........................................................             209
Receivables:
  Investments Sold..........................................       5,400,750
  Interest..................................................       1,801,064
  Portfolio Shares Sold.....................................         227,401
  Principal Paydowns........................................          10,931
Other.......................................................         149,009
                                                                ------------
    Total Assets............................................     269,294,010
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      53,362,427
  Portfolio Shares Repurchased..............................         255,581
  Investment Advisory Fee...................................          88,439
  Variation Margin on Futures...............................          63,313
  Distributor and Affiliates................................          38,175
Swap Contracts..............................................         724,101
Trustees' Deferred Compensation and Retirement Plans........         227,111
Accrued Expenses............................................          34,499
                                                                ------------
    Total Liabilities.......................................      54,793,646
                                                                ------------
NET ASSETS..................................................    $214,500,364
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $222,979,071
Accumulated Undistributed Net Investment Income.............       3,470,876
Net Unrealized Depreciation.................................      (1,113,757)
Accumulated Net Realized Loss...............................     (10,835,826)
                                                                ------------
NET ASSETS..................................................    $214,500,364
                                                                ============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  Class I Shares: (Based on net assets of $55,652,561 and
  6,192,804 shares of beneficial interest issued and
  outstanding)..............................................    $       8.99
                                                                ============
  Class II Shares: (Based on net assets of $158,847,803 and
  17,673,278 shares of beneficial interest issued and
  outstanding)..............................................    $       8.99
                                                                ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................    $ 5,895,548
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        532,532
Distribution (12b-1) and Service Fees.......................        196,332
Accounting and Administrative Expenses......................         29,556
Reports to Shareholders.....................................         22,804
Custody.....................................................         20,928
Trustees' Fees and Related Expenses.........................         15,489
Professional Fees...........................................         12,856
Transfer Agent Fees.........................................          9,157
Other.......................................................          5,968
                                                                -----------
    Total Expenses..........................................        845,622
    Investment Advisory Fee Reduction.......................          9,543
    Less Credits Earned on Cash Balances....................            709
                                                                -----------
    Net Expenses............................................        835,370
                                                                -----------
NET INVESTMENT INCOME.......................................    $ 5,060,178
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $  (755,012)
  Futures...................................................       (547,511)
                                                                -----------
Net Realized Loss...........................................     (1,302,523)
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................        239,694
                                                                -----------
  End of the Period:
    Investments.............................................       (273,104)
    Futures.................................................       (116,552)
    Swaps Contracts.........................................       (724,101)
                                                                -----------
                                                                 (1,113,757)
                                                                -----------
Net Unrealized Depreciation During the Period...............     (1,353,451)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS............................    $(2,655,974)
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 2,404,204
                                                                ===========

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2007      DECEMBER 31, 2006
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  5,060,178        $  8,509,724
Net Realized Loss...........................................        (1,302,523)           (843,563)
Net Unrealized Depreciation During the Period...............        (1,353,451)         (1,768,987)
                                                                  ------------        ------------
Change in Net Assets from Operations........................         2,404,204           5,897,174
                                                                  ------------        ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (2,611,331)         (2,767,293)
  Class II Shares...........................................        (7,055,865)         (4,749,173)
                                                                  ------------        ------------
Total Distributions.........................................        (9,667,196)         (7,516,466)
                                                                  ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (7,262,992)         (1,619,292)
                                                                  ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        34,408,496          57,177,402
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         9,667,196           7,516,466
Cost of Shares Repurchased..................................       (27,029,206)        (29,844,910)
                                                                  ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        17,046,486          34,848,958
                                                                  ------------        ------------
TOTAL INCREASE IN NET ASSETS................................         9,783,494          33,229,666
NET ASSETS:
Beginning of the Period.....................................       204,716,870         171,487,204
                                                                  ------------        ------------
End of the Period (Including accumulated undistributed net
  investment income of $3,470,876 and $8,077,894,
  respectively).............................................      $214,500,364        $204,716,870
                                                                  ============        ============

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
CLASS I SHARES                                              JUNE 30,        -----------------------------------------------------
                                                              2007          2006        2005        2004        2003        2002
                                                           ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............      $9.30          $9.42       $9.48       $9.55       $9.82       $9.39
                                                             -----          -----       -----       -----       -----       -----
  Net Investment Income (a)............................       0.22           0.44        0.35        0.31        0.28        0.29
  Net Realized and Unrealized Gain/Loss................      (0.09)         (0.14)      (0.03)       0.08       (0.11)       0.57
                                                             -----          -----       -----       -----       -----       -----
Total from Investment Operations.......................       0.13           0.30        0.32        0.39        0.17        0.86
Less Distributions from Net Investment Income..........       0.44           0.42        0.38        0.46        0.44        0.43
                                                             -----          -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD.....................      $8.99           9.30        9.42        9.48        9.55        9.82
                                                             =====          =====       =====       =====       =====       =====

Total Return*..........................................      1.36%**        3.34%       3.54%       4.17%       1.75%       9.61%
Net Assets at End of the Period (In millions)..........      $55.7          $57.5       $63.1       $71.2       $75.1       $89.8
Ratio of Expenses to Average Net Assets*...............      0.60%          0.60%       0.60%       0.60%       0.60%       0.60%
Ratio of Net Investment Income to Average Net
  Assets*..............................................      4.93%          4.84%       3.78%       3.26%       2.96%       3.10%
Portfolio Turnover.....................................       179%**         242%        261%        409%        511%(b)      87%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.............      0.61%          0.65%       0.64%       0.65%       0.63%       0.68%
   Ratio of Net Investment Income to Average Net
     Assets............................................      4.92%          4.79%       3.75%       3.21%       2.93%       3.02%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED DECEMBER 31,
CLASS II SHARES                                           JUNE 30,        -------------------------------------------------------
                                                            2007           2006         2005        2004        2003        2002
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............      $ 9.30         $ 9.42       $ 9.48       $9.55       $9.82       $9.39
                                                           ------         ------       ------       -----       -----       -----
  Net Investment Income (a)..........................        0.21           0.42         0.33        0.28        0.25        0.29
  Net Realized and Unrealized Gain/Loss..............       (0.10)         (0.14)       (0.03)       0.09       (0.11)       0.55
                                                           ------         ------       ------       -----       -----       -----
Total from Investment Operations.....................        0.11           0.28         0.30        0.37        0.14        0.84
Less Distributions from Net Investment Income........        0.42           0.40         0.36        0.44        0.41        0.41
                                                           ------         ------       ------       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD...................      $ 8.99         $ 9.30       $ 9.42       $9.48       $9.55       $9.82
                                                           ======         ======       ======       =====       =====       =====

Total Return*(b).....................................       1.16%**        3.11%        3.28%       3.90%       1.49%       9.33%
Net Assets at End of the Period (In millions)........      $158.8         $147.2       $108.4       $83.5       $70.6       $52.8
Ratio of Expenses to Average Net Assets*.............       0.85%          0.85%        0.85%       0.85%       0.85%       0.85%
Ratio of Net Investment Income to Average Net
  Assets*............................................       4.69%          4.62%        3.52%       3.03%       2.65%       3.07%
Portfolio Turnover...................................        179%**         242%         261%        409%        511%(c)      87%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets...........       0.86%          0.90%        0.89%       0.90%       0.88%       0.93%
   Ratio of Net Investment Income to Average Net
     Assets..........................................       4.68%          4.57%        3.49%       2.98%       2.61%       2.99%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

 16                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2007, the Portfolio had $47,961,677 of when-issued, delayed delivery or forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Portfolio adopted the provisions of the Financial Accounting Standards Board's
(FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio's financial statements.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $9,036,719 which will expire according to the following schedule:

                           AMOUNT                                  EXPIRATION
$1,615,845..................................................    December 31, 2007
   671,393..................................................    December 31, 2008
 2,429,205..................................................    December 31, 2011
   847,343..................................................    December 31, 2012
 1,585,472..................................................    December 31, 2013
 1,887,461..................................................    December 31, 2014

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $263,828,169
                                                                ============
Gross tax unrealized appreciation...........................    $    928,222
Gross tax unrealized depreciation...........................      (3,051,745)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (2,123,523)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distribution paid from ordinary income......................    $7,516,466
                                                                ==========

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $9,666,392

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Fund's custody fee was reduced by $709 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the six months ended June 30, 2007 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the six months ended June 30, 2007, the Adviser waived approximately $9,500 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $2,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $11,500 representing Van Kampen Investments Inc.'s or its

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen. The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $124,361 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                       SIX MONTH ENDED                       YEAR ENDED
                                                                        JUNE 30, 2007                     DECEMBER 31, 2006
                                                                -----------------------------       -----------------------------
                                                                  SHARES            VALUE             SHARES            VALUE
Sales:
  Class I...................................................       129,066       $  1,174,937          237,242       $  2,164,906
  Class II..................................................     3,630,606         33,233,559        6,003,605         55,012,496
                                                                ----------       ------------       ----------       ------------
Total Sales.................................................     3,759,672       $ 34,408,496        6,240,847       $ 57,177,402
                                                                ==========       ============       ==========       ============
Dividend Reinvestment:
  Class I...................................................       289,505       $  2,611,331          308,850       $  2,767,293
  Class II..................................................       782,247          7,055,865          528,861          4,749,173
                                                                ----------       ------------       ----------       ------------
Total Dividend Reinvestment.................................     1,071,752       $  9,667,196          837,711       $  7,516,466
                                                                ==========       ============       ==========       ============
Repurchases:
  Class I...................................................      (406,319)      $(23,290,163)      (1,061,557)      $ (9,669,814)
  Class II..................................................    (2,570,517)        (3,739,043)      (2,210,014)       (20,175,096)
                                                                ----------       ------------       ----------       ------------
Total Repurchases...........................................    (2,976,836)      $(27,029,206)      (3,271,571)      $(29,844,910)
                                                                ==========       ============       ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $12,732,581 and $121,048,656, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $412,548,861 and $223,466,378, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Portfolio's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Portfolio.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2007, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................        642
Futures Opened..............................................      2,629
Futures Closed..............................................     (2,640)
                                                                 ------
Outstanding at June 30, 2007................................        631
                                                                 ======

B. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

C. INVERSE FLOATING RATE INSTRUMENTS An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

D. INTEREST RATE SWAPS The Portfolio may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Portfolio will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Portfolio with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Portfolio has an unrealized loss on a swap contract, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by Federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Portfolio also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITSARGOV 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02711P-Y06/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

Economic growth as measured by U.S. gross domestic product (GDP) remained modest throughout the six-month reporting period. In the first calendar quarter, GDP advanced by just 0.7 percent after having posted growth rates of 2.0 percent and
2.5 percent for the third and fourth quarters of 2006, respectively. Near the end of the fiscal period under review, the Institute for Supply Management (ISM) manufacturing and non-manufacturing indexes rose sharply to levels well above those that indicate expansion. This sign of renewed economic momentum in May and early June caused money market interest rates in the six-month portion of the yield curve to increase and the slope of the short-end of the curve to become positively sloped. However, much publicized troubles at two large mortgage-related hedge funds in mid-June caused longer-term money market rates to fall slightly during the remainder of the month.

During the fiscal period under review, the Federal Open Market Committee (the "Fed") left its federal funds target rate unchanged at 5.25 percent. Although the target rate has remained at this level for eight consecutive Fed meetings, the Fed's predominant policy concern remains that inflation will fail to moderate. Market expectations at the end of the reporting period, however, are for rates to stay relatively stable for the remainder of 2007.

PERFORMANCE ANALYSIS

For the seven-day period ended June 30, 2007, the Portfolio's Class I shares provided an annualized yield of 4.63 percent and a current yield of 4.69 percent, while its 30-day average annualized yield for June was 4.58 percent. For the six-month period ended June 30, 2007, the Portfolio's Class I shares provided a total return of 2.32 percent.

For the seven-day period ended June 30, 2007, the Portfolio's Class II shares provided an annualized yield of 4.38 percent and a current yield of 4.44 percent, while its 30-day average annualized yield for June was 4.34 percent. For the six-month period ended June 30, 2007, the Portfolio's Class II shares provided a total return of 2.20 percent.

As of the end of the period, the Portfolio had net assets of $62 million and an average portfolio maturity of 24 days.

Our strategy in managing the Portfolio remained consistent with its long-term focus on preservation of capital and liquidity. We adhered to a conservative approach that emphasized purchasing high-quality money market obligations, and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

PORTFOLIO COMPOSITION AS OF 6/30/07
Commercial Paper                                    71.7%
Floating Rate Notes                                 28.3

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

------------------------------
      CLASS I   CLASS II
       2.32%     2.20%
------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than figures shown. For the most recent month- end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur two ongoing of costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/07           6/30/07       1/1/07-6/30/07
Class I
  Actual....................................................    $1,000.00        $1,023.22          $3.51
  Hypothetical..............................................     1,000.00         1,021.34           3.51
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,021.98           4.76
  Hypothetical..............................................     1,000.00         1,020.09           4.76
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.70% and 0.95% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

PAR                                                                               YIELD ON
AMOUNT                                                                 MATURITY   DATE OF     AMORTIZED
(000)     DESCRIPTION                                                    DATE     PURCHASE      COST
--------------------------------------------------------------------------------------------------------
          COMMERCIAL PAPER 71.3%
$3,035    AIG Funding, Inc. .......................................... 07/12/07   5.266 %    $ 3,030,145
 2,544    American Honda Finance Corp. ............................... 07/10/07   5.280        2,540,686
 2,000    Bank of America Corp. ...................................... 07/02/07   5.292        1,999,707
 3,000    Citigroup Funding, Inc. .................................... 07/16/07   5.280        2,993,438
 3,000    Commerzbank, AG............................................. 08/09/07   5.306        2,982,970
 3,100    DaimlerChrysler Revolving Auto Conduit LLC, Series II....... 07/19/07   5.296        3,091,816
 3,000    Goldman Sachs Group, Inc.................................... 08/01/07   5.280        2,986,541
 3,000    HSBC Finance Corp. ......................................... 08/27/07   5.249        2,975,063
 3,000    JPMorgan Chase & Co. ....................................... 07/13/07   5.271        2,994,775
 3,100    LaSalle Bank Corp. ......................................... 07/02/07   5.306        3,099,548
 3,000    Marshall & Ilsley Corp. .................................... 08/13/07   5.297        2,981,152
 3,000    New Center Asset Trust...................................... 07/17/07   5.310        2,992,960
 2,090    Sanpaolo IMI US Financial Co. .............................. 07/02/07   5.246        2,089,690
 3,000    Swedbank.................................................... 08/08/07   5.315        2,983,343
 2,800    Toyota Motor Credit Corp. .................................. 07/06/07   5.280        2,797,970
 2,000    UBS Finance (Delaware) LLC.................................. 07/23/07   5.302        1,993,571
                                                                                             -----------

          TOTAL COMMERCIAL PAPER..........................................................    44,533,375
                                                                                             -----------

          FLOATING RATE NOTES 28.2%
 2,500    Bank of New York............................................ 11/16/07   5.335 *      2,500,226
 3,000    Berkshire Hathaway Finance Corp. ........................... 01/11/08   5.400 *      3,001,673
 2,600    General Electric Capital Corp. ............................. 01/15/08   5.406 *      2,601,362
 2,000    National City Bank.......................................... 01/10/08   5.400 *      2,000,721
 2,500    SunTrust Bank, NA........................................... 11/19/07   5.290 *      2,500,037
 2,500    US Bank, NA................................................. 09/10/07   5.390 *      2,500,381
 2,500    Wachovia Corp. ............................................. 07/20/07   5.435 *      2,500,199
                                                                                             -----------

          TOTAL FLOATING RATE NOTES.......................................................    17,604,599
                                                                                             -----------
TOTAL INVESTMENTS  99.5% (A)..............................................................    62,137,974
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%...............................................       296,208
                                                                                             -----------

NET ASSETS  100.0%........................................................................   $62,434,182
                                                                                             ===========

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of June 30, 2007

(a) At June 30, 2007, cost is identical for both book and federal income tax purposes.

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $62,137,974
Cash........................................................          5,883
Receivables:
  Portfolio Shares Sold.....................................        268,188
  Interest..................................................        146,091
Other.......................................................        118,131
                                                                -----------
    Total Assets............................................     62,676,267
                                                                -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................         23,077
  Distributor and Affiliates................................         12,585
  Portfolio Shares Repurchased..............................          1,484
Trustees' Deferred Compensation and Retirement Plans........        170,168
Accrued Expenses............................................         34,771
                                                                -----------
    Total Liabilities.......................................        242,085
                                                                -----------
NET ASSETS..................................................    $62,434,182
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $62,437,052
Accumulated Net Realized Loss...............................         (2,870)
                                                                -----------
NET ASSETS..................................................    $62,434,182
                                                                ===========
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:....................................................
  Class I Shares (Based on net assets of $14,312,533 and
  14,316,567 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Share (Based on net assets of $48,121,649 and
  48,120,485 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................    $1,563,023
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       131,579
Distribution (12b-1) and Service Fees.......................        55,054
Trustees' Fees and Related Expenses.........................        12,834
Reports to Shareholders.....................................        12,548
Accounting and Administrative Expenses......................        12,486
Professional Fees...........................................        11,381
Transfer Agent Fees.........................................         8,145
Custody.....................................................         5,872
Other.......................................................         8,835
                                                                ----------
    Total Expenses..........................................       258,734
    Less Credits Earned on Cash Balances....................           760
                                                                ----------
    Net Expenses............................................       257,974
                                                                ----------
NET INVESTMENT INCOME.......................................    $1,305,049
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $1,305,049
                                                                ==========

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2007         DECEMBER 31, 2006
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  1,305,049           $  2,533,527
                                                                  ------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (335,011)              (664,900)
  Class II Shares...........................................          (967,078)            (1,866,128)
                                                                  ------------           ------------
Total Distributions.........................................        (1,302,089)            (2,531,028)
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........             2,960                  2,499
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        17,334,333             26,038,881
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         1,302,089              2,531,028
Cost of Shares Repurchased..................................       (11,173,037)           (56,076,825)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         7,463,385            (27,506,916)
                                                                  ------------           ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................         7,466,345            (27,504,417)
NET ASSETS:
Beginning of the Period.....................................        54,967,837             82,472,254
                                                                  ------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $0 and $(2,960), respectively).......      $ 62,434,182           $ 54,967,837
                                                                  ============           ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS                        YEAR ENDED DECEMBER 31,
CLASS I SHARES                                              ENDED           -----------------------------------------------------
                                                        JUNE 30, 2007       2006        2005        2004        2003        2002
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            -----           -----       -----       -----       -----       -----
  Net Investment Income.............................         0.02(a)         0.04(a)     0.03        0.01        0.01        0.01
Less:
  Distributions from Net Investment Income..........         0.02            0.04        0.03        0.01        0.01        0.01
  Distributions from Net Realized Gain..............           --              --          --          --         -0-(b)       --
                                                            -----           -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..................        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            =====           =====       =====       =====       =====       =====

Total Return*.......................................      2.32%**           4.42%       2.68%       0.80%       0.57%       1.22%
Net Assets at End of the Period (In millions).......        $14.3           $14.6       $20.7       $24.6       $30.3       $52.8
Ratio of Expenses to Average Net Assets*............        0.70%           0.70%       0.62%       0.60%       0.60%       0.60%
Ratio of Net Investment Income to Average Net
  Assets*...........................................        4.65%           4.27%       2.62%       0.76%       0.58%       1.21%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..........          N/A             N/A       0.65%       0.71%       0.69%       0.71%
   Ratio of Net Investment Income to Average Net
     Assets.........................................          N/A             N/A       2.59%       0.65%       0.49%       1.10%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

N/A=Not Applicable

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS                        YEAR ENDED DECEMBER 31,
CLASS II SHARES                                             ENDED           -----------------------------------------------------
                                                        JUNE 30, 2007       2006        2005        2004        2003        2002
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            -----           -----       -----       -----       -----       -----
  Net Investment Income.............................         0.02(a)         0.04(a)     0.02        0.01         -0-(b)     0.01
Less:
  Distributions from Net Investment Income..........         0.02            0.04        0.02        0.01         -0-(b)     0.01
  Distributions from Net Realized Gain..............           --              --          --          --         -0-(b)       --
                                                            -----           -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..................        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            =====           =====       =====       =====       =====       =====

Total Return* (c)...................................      2.20%**           4.16%       2.43%       0.55%       0.32%       0.97%
Net Assets at End of the Period (In millions).......        $48.1           $40.3       $61.8       $46.0       $24.4       $25.5
Ratio of Expenses to Average Net Assets*............        0.95%           0.95%       0.87%       0.85%       0.85%       0.85%
Ratio of Net Investment Income to Average Net
  Assets*...........................................        4.41%           4.02%       2.45%       0.61%       0.32%       0.96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..........          N/A             N/A       0.90%       0.96%       0.94%       0.95%
   Ratio of Net Investment Income to Average Net
     Assets.........................................          N/A             N/A       2.42%       0.50%       0.23%       0.86%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

N/A=Not Applicable

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Portfolio adopted the provisions of the Financial Accounting Standards Board's
(FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $3,884. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $2,870 which will expire on December 31, 2011.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $2,531,028
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $2,531,028
                                                                ==========

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $136,795

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Portfolio's custody fee was reduced by $760 as a result of credits earned on cash balances.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon the lesser of: (1) its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................      .450%
Next $500 million...........................................      .375%
Next $500 million...........................................      .325%
Next $250 million...........................................      .300%
Next $250 million...........................................      .275%
Next $500 million...........................................      .250%
Next $500 million...........................................      .225%
Next $12.25 billion.........................................      .200%
Next $2.50 billion..........................................      .199%
Next $7.50 billion..........................................      .198%
Next $5.00 billion..........................................      .197%
Over $30.0 billion..........................................      .196%

    The effective management fee based on the average daily net assets of the Portfolio only for the six months ended June 30, 2007 was .45%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the excess. For the six months ended June 30, 2007, the Adviser did not waive any of its advisory fees.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $8,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $93,483 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                        FOR THE                          FOR THE
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                     JUNE 30, 2007                  DECEMBER 31, 2006
                                                              ----------------------------     ----------------------------
                                                                SHARES           VALUE           SHARES           VALUE
Sales:
  Class I...................................................    2,449,753     $  2,449,753       9,332,290     $  9,332,290
  Class II..................................................   14,884,580       14,884,580      16,706,591       16,706,591
                                                              -----------     ------------     -----------     ------------
Total Sales.................................................   17,334,333     $ 17,334,333      26,038,881     $ 26,038,881
                                                              ===========     ============     ===========     ============
Dividend Reinvestment:
  Class I...................................................      335,011     $    335,011         664,901     $    664,901
  Class II..................................................      967,078          967,078       1,866,127        1,866,127
                                                              -----------     ------------     -----------     ------------
Total Dividend Reinvestment.................................    1,302,089     $  1,302,089       2,531,028     $  2,531,028
                                                              ===========     ============     ===========     ============
Repurchases:
  Class I...................................................   (3,102,024)    $ (3,102,024)    (16,079,273)    $(16,079,273)
  Class II..................................................   (8,071,013)      (8,071,013)    (39,997,552)     (39,997,552)
                                                              -----------     ------------     -----------     ------------
Total Repurchases...........................................  (11,173,037)    $(11,173,037)    (56,076,825)    $(56,076,825)
                                                              ===========     ============     ===========     ============

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 LITSARMM 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02713P-Y06/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Aggressive Growth Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

 --------------------------------------------------------------------
 AVERAGE ANNUAL                                   CLASS II
 TOTAL RETURNS                                  since 9/25/00

 Since Inception                                   -6.21%

 5-year                                            11.26

 1-year                                            14.89

 6-month                                           12.26
 --------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

For the six-month period ended June 30, 2007, U.S. domestic equities advanced amid mixed economic data. Gross domestic product (GDP) data reported for the first quarter of 2007 was lower than anticipated, continuing a downward trend that has lasted over the past several quarters. This apparent deceleration led investors to temper their expectations regarding GDP growth data for the second quarter 2007 (which has not yet been reported at the time of writing this report). At the beginning of the calendar year, oil and gasoline prices were down from their record levels, yet began to rise again during the reporting period, which exerted downward pressure on consumer spending and reduced retailer revenue. The housing market continued to deteriorate throughout the reporting period, and the widely reported difficulties in the U.S. subprime mortgage market that had surfaced earlier in the year further weakened the sector, leaving investors to face the possibility that a near-term recovery was unlikely. Moreover, news broke in June that Bear Stearns was offering financing to bail out two of its troubled mortgage-related securities hedge funds. This information added to concerns that the subprime fallout would spread into other areas of the credit markets, which would increase borrowing costs for consumers and corporations. Toward the end of the reporting period, rising interest rates also ignited concerns that investors may rotate out of stocks in favor of more attractive yields offered by certain fixed income instruments.

Despite these events, domestic equities continued their upward trajectory during the six-month period. Investors' appetite for stocks were fuelled by positive wage growth and employment data, robust merger and acquisition (M&A) activity, and sustained positive corporate earnings. The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged at 5.25 percent, where it has been since the last rate increase in June 2006. Inflation data remained within a tolerable (if high) range, and recent comments from Fed Chairman Ben Bernanke indicated that long-term inflation expectations were contained. Although several uncertainties continued to overhang the market--including the direction and timing of the Fed's next movement to the target federal funds rate and the intensifying subprime contagion--investors remained optimistic about domestic equities, and their enthusiasm helped push the major market indexes to new heights toward the end of the reporting period.

In this environment, growth stocks outperformed their value counterparts, and mid capitalization securities outpaced both large capitalization and small capitalization stocks.

PERFORMANCE ANALYSIS

Van Kampen LIT Aggressive Growth Portfolio outperformed the Russell Midcap(R) Growth Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

For the six-month period, almost all of the Portfolio's sectors contributed positively to performance relative to the Russell Midcap Growth Index. Those sectors that most significantly bolstered performance were industrials, financial services and consumer discretionary. The industrial sector benefited from strong infrastructure spending over the period, especially outside the U.S., and the Portfolio's investment in select construction firms and aerospace companies added to relative returns. An overweight allocation within the industrials sector also benefited performance. The Portfolio's underweight in the financial services sector boosted overall returns, as did a focus within the capital markets segment. A large underweight allocation in the consumer discretionary sector was also advantageous to relative performance.

In contrast, the only sector that did not have as favorable an impact on overall performance relative to the Russell Midcap Growth Index was materials. In this sector, an underweight allocation and security selection diminished relative returns for the period. Also, the Portfolio's lack of exposure to an equipment and services company in the energy sector hurt returns, although an overweight allocation to the sector did help the mitigate the negative impact on relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

--------------------------------------
                     RUSSELL
                    MIDCAP(R)
      CLASS II    GROWTH INDEX
       12.26%        10.97%
--------------------------------------

The Portfolio's total return figure assumes the reinvestment of all distributions, but is unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

The Portfolio's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's return would have been lower.

TOP 10 HOLDINGS AS OF 6/30/07
Precision Castparts Corp.                            3.2%
Shire PLC--ADR                                       3.1
NII Holdings, Inc.                                   2.2
Coach, Inc.                                          2.0
IntercontinentalExchange, Inc.                       2.0
Hologic, Inc.                                        2.0
Ultra Petroleum Corp.                                1.7
Ventana Medical Systems, Inc.                        1.6
United Therapeutics Corp.                            1.6
Smith International, Inc.                            1.5

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/07
Biotechnology                                        6.1%
Oil & Gas Equipment & Services                       5.2
Aerospace & Defense                                  5.1
Construction & Farm Machinery & Heavy Trucks         4.4
Communications Equipment                             4.3
Wireless Telecommunication Services                  4.2
Pharmaceuticals                                      3.9
Oil & Gas Exploration & Production                   3.7
Health Care Equipment                                3.6
Apparel, Accessories & Luxury Goods                  3.6
Semiconductor Equipment                              3.4
Application Software                                 3.1
Asset Management & Custody Banks                     2.8
Investment Banking & Brokerage                       2.7
Semiconductors                                       2.4
Diversified Commercial & Professional Services       2.2
Electrical Components & Equipment                    2.0
Specialized Finance                                  2.0
Electronic Equipment Manufacturers                   1.8
Construction & Engineering                           1.7
Steel                                                1.6
Department Stores                                    1.6
Human Resources & Employment Services                1.4
Apparel Retail                                       1.2
Leisure Products                                     1.2
Air Freight & Logistics                              1.2


SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
(CONTINUED)
Health Care Services                                 1.1
Computer & Electronics Retail                        1.0
Footwear                                             1.0
Auto Parts & Equipment                               1.0
Tobacco                                              1.0
IT Consulting & Other Services                       0.9
Internet Software & Services                         0.9
Gas Utilities                                        0.9
Restaurants                                          0.8
Electric Utilities                                   0.8
Electronic Manufacturing Services                    0.8
Education Services                                   0.8
Systems Software                                     0.8
Leisure Facilities                                   0.8
Environmental & Facilities Services                  0.8
Drug Retail                                          0.7
Metal & Glass Containers                             0.7
Specialty Stores                                     0.7
Home Entertainment Software                          0.7
Household Appliances                                 0.6
Industrial Gases                                     0.6
Personal Products                                    0.6
Hotels, Resorts & Cruise Lines                       0.6
Health Care Facilities                               0.6
Commodity Chemicals                                  0.5
Advertising                                          0.5
Consumer Finance                                     0.5
Catalog Retail                                       0.4
Commercial Printing                                  0.4
                                                   -----
Total Long-Term Investments                         97.9
Repurchase Agreements                                2.5
                                                   -----
Total Investments                                  100.4
Liabilities in Excess of Other Assets               (0.4)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/07           6/30/07       1/1/07-6/30/07
Class II
  Actual....................................................    $1,000.00        $1,122.55          $6.63
  Hypothetical..............................................     1,000.00         1,018.55           6.31
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26% for Class II Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). This expense ratio reflects an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes made in the Fund's portfolio management team over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  97.9%
ADVERTISING  0.5%
Omnicom Group, Inc. .................    4,380      $   231,790
                                                    -----------
AEROSPACE & DEFENSE  5.1%
BE Aerospace, Inc. (a)...............   11,660          481,558
Goodrich Corp. ......................    5,910          352,000
Precision Castparts Corp. ...........   11,910        1,445,398
                                                    -----------
                                                      2,278,956
                                                    -----------

AIR FREIGHT & LOGISTICS  1.2%
C.H. Robinson Worldwide, Inc. .......    9,820          515,746
                                                    -----------
APPAREL, ACCESSORIES & LUXURY GOODS  3.6%
Coach, Inc. (a)......................   18,760          889,036
Phillips-Van Heusen Corp. ...........    7,470          452,458
Polo Ralph Lauren Corp. .............    2,520          247,237
                                                    -----------
                                                      1,588,731
                                                    -----------
APPAREL RETAIL  1.2%
Aeropostale, Inc. (a)................    7,810          325,521
Guess?, Inc. ........................    4,540          218,102
                                                    -----------
                                                        543,623
                                                    -----------
APPLICATION SOFTWARE  3.1%
Adobe Systems, Inc. (a)..............    9,340          375,001
Cadence Design Systems, Inc. (a).....   11,620          255,175
FactSet Research Systems, Inc. ......    3,740          255,629
Nuance Communications, Inc. (a)......   14,640          244,927
Solera Holdings, Inc. (a)............   13,680          265,118
                                                    -----------
                                                      1,395,850
                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS  2.8%
Fortress Investment Group, LLC.,
  Class A............................   27,050          644,331
Janus Capital Group, Inc. ...........   22,410          623,894
                                                    -----------
                                                      1,268,225
                                                    -----------
AUTO PARTS & EQUIPMENT  1.0%
Johnson Controls, Inc. ..............    3,740          432,980
                                                    -----------

BIOTECHNOLOGY  6.1%
Amylin Pharmaceuticals, Inc. (a).....    9,600          395,136
BioMarin Pharmaceuticals, Inc. (a)...   24,280          435,583
Celgene Corp. (a)....................    6,540          374,938
InterMune, Inc. (a)..................   14,940          387,544
United Therapeutics Corp. (a)........   10,960          698,810
Vertex Pharmaceuticals, Inc. (a).....   15,630          446,393
                                                    -----------
                                                      2,738,404
                                                    -----------
CATALOG RETAIL  0.4%
Liberty Media Corp.--Interactive, Ser
  A (a)..............................    8,880          198,290
                                                    -----------

COMMERCIAL PRINTING  0.4%
Deluxe Corp. ........................    4,010          162,846
                                                    -----------
COMMODITY CHEMICALS  0.5%
Celanese Corp., Ser A................    5,990          232,292
                                                    -----------

COMMUNICATIONS EQUIPMENT  4.3%
ADTRAN, Inc. ........................   11,920          309,562
CommScope, Inc. (a)..................    5,900          344,265
F5 Networks, Inc. (a)................    5,820          469,092
Infinera Corp. (a)...................    9,900          246,708

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Polycom, Inc. (a)....................    7,920      $   266,112
Riverbed Technology, Inc. (a)........    5,870          257,223
                                                    -----------
                                                      1,892,962
                                                    -----------
COMPUTER & ELECTRONICS RETAIL  1.0%
GameStop Corp., Class A (a)..........   11,610          453,951
                                                    -----------

CONSTRUCTION & ENGINEERING  1.7%
Chicago Bridge & Iron Co., NV
  (Netherlands)......................   11,210          423,065
Quanta Services, Inc. (a)............   11,210          343,811
                                                    -----------
                                                        766,876
                                                    -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  4.4%
AGCO Corp. (a).......................    9,730          422,379
Bucyrus International, Inc., Class
  A..................................    3,260          230,743
Cummins, Inc. .......................    2,360          238,856
Manitowoc Co., Inc. .................    7,470          600,439
Terex Corp. (a)......................    5,600          455,280
                                                    -----------
                                                      1,947,697
                                                    -----------
CONSUMER FINANCE  0.5%
First Marblehead Corp. ..............    5,600          216,384
                                                    -----------

DEPARTMENT STORES  1.6%
J.C. Penney Co., Inc. ...............    6,050          437,899
Kohl's Corp. (a).....................    3,750          266,363
                                                    -----------
                                                        704,262
                                                    -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  2.2%
Corrections Corp. of America (a).....    5,600          353,416
Dun & Bradstreet Corp. ..............    3,740          385,145
Equifax, Inc. .......................    5,900          262,078
                                                    -----------
                                                      1,000,639
                                                    -----------
DRUG RETAIL  0.7%
CVS Caremark Corp. ..................    9,070          330,602
                                                    -----------

EDUCATION SERVICES  0.8%
ITT Educational Services, Inc. (a)...    3,010          353,314
                                                    -----------

ELECTRICAL COMPONENTS & EQUIPMENT  2.0%
General Cable Corp. (a)..............    7,470          565,853
Roper Industries, Inc. ..............    5,890          336,319
                                                    -----------
                                                        902,172
                                                    -----------
ELECTRIC UTILITIES  0.8%
FirstEnergy Corp. ...................    5,600          362,488
                                                    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.8%
Itron, Inc. (a)......................    5,600          436,464
Mettler-Toledo International,
  Inc. (a)...........................    3,770          360,073
                                                    -----------
                                                        796,537
                                                    -----------
ELECTRONIC MANUFACTURING SERVICES  0.8%
Trimble Navigation Ltd. (a)..........   11,200          360,640
                                                    -----------

ENVIRONMENTAL & FACILITIES SERVICES  0.8%
Stericycle, Inc. (a).................    7,480          332,561
                                                    -----------

FOOTWEAR  1.0%
Crocs, Inc. (a)......................    4,900          210,847
Deckers Outdoor Corp. (a)............    2,360          238,124
                                                    -----------
                                                        448,971
                                                    -----------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
GAS UTILITIES  0.9%
Questar Corp. .......................    7,480      $   395,318
                                                    -----------
HEALTH CARE EQUIPMENT  3.6%
Hologic, Inc. (a)....................   15,870          877,770
Ventana Medical Systems, Inc. (a)....    9,340          721,702
                                                    -----------
                                                      1,599,472
                                                    -----------
HEALTH CARE FACILITIES  0.6%
Brookdale Senior Living, Inc. .......    5,600          255,192
                                                    -----------
HEALTH CARE SERVICES  1.1%
DaVita, Inc. (a).....................    9,340          503,239
                                                    -----------

HOME ENTERTAINMENT SOFTWARE  0.7%
Activision, Inc. (a).................   15,490          289,198
                                                    -----------
HOTELS, RESORTS & CRUISE LINES  0.6%
Marriott International, Inc., Class
  A..................................    6,130          265,061
                                                    -----------

HOUSEHOLD APPLIANCES  0.6%
Snap-On, Inc. .......................    5,540          279,825
                                                    -----------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.4%
Manpower, Inc. ......................    3,910          360,658
Watson Wyatt Worldwide, Inc., Class
  A..................................    5,600          282,688
                                                    -----------
                                                        643,346
                                                    -----------
INDUSTRIAL GASES  0.6%
Airgas, Inc. ........................    5,770          276,383
                                                    -----------

INTERNET SOFTWARE & SERVICES  0.9%
Limelight Networks, Inc. (a).........    9,800          193,844
ValueClick, Inc. (a).................    7,470          220,066
                                                    -----------
                                                        413,910
                                                    -----------
INVESTMENT BANKING & BROKERAGE  2.7%
Charles Schwab Corp. ................   28,020          574,970
Investment Technology Group, Inc.
  (a)................................   14,940          647,350
                                                    -----------
                                                      1,222,320
                                                    -----------
IT CONSULTING & OTHER SERVICES  0.9%
Cognizant Technology Solutions Corp.,
  Class A (a)........................    5,600          420,504
                                                    -----------
LEISURE FACILITIES  0.8%
Life Time Fitness, Inc. (a)..........    6,310          335,881
                                                    -----------

LEISURE PRODUCTS  1.2%
Smith & Wesson Holding Corp. (a).....   31,780          532,315
                                                    -----------

METAL & GLASS CONTAINERS  0.7%
Ball Corp. ..........................    5,900          313,703
                                                    -----------

OIL & GAS EQUIPMENT & SERVICES  5.2%
Cameron International Corp. (a)......    7,470          533,881
Core Laboratories N.V. (Netherlands)
  (a)................................    3,740          380,321
FMC Technologies, Inc. (a)...........    5,600          443,632

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Smith International, Inc. ...........   11,210      $   657,354
Superior Energy Services, Inc. (a)...    7,470          298,202
                                                    -----------
                                                      2,313,390
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION  3.7%
Devon Energy Corp. ..................    5,600          438,424
Ultra Petroleum Corp. (a)............   14,090          778,332
XTO Energy, Inc. ....................    7,470          448,947
                                                    -----------
                                                      1,665,703
                                                    -----------
PERSONAL PRODUCTS  0.6%
Bare Escentuals, Inc. (a)............    8,000          273,200
                                                    -----------

PHARMACEUTICALS  3.9%
Medicis Pharmaceutical Corp., Class
  A..................................   11,210          342,353
Shire PLC--ADR (United Kingdom)......   18,930        1,403,281
                                                    -----------
                                                      1,745,634
                                                    -----------
RESTAURANTS  0.8%
Burger King Holdings, Inc. ..........   14,210          374,291
                                                    -----------

SEMICONDUCTOR EQUIPMENT  3.4%
KLA-Tencor Corp. ....................    8,430          463,229
MEMC Electronic Materials, Inc.
  (a)................................    7,790          476,125
Tessera Technologies, Inc. (a).......    7,940          321,967
Varian Semiconductor Equipment
  Associates, Inc. (a)...............    5,955          238,557
                                                    -----------
                                                      1,499,878
                                                    -----------
SEMICONDUCTORS  2.4%
Altera Corp. ........................   15,590          345,007
Amkor Technology, Inc. (a)...........   15,780          248,535
National Semiconductor Corp. ........   16,030          453,168
                                                    -----------
                                                      1,046,710
                                                    -----------
SPECIALIZED FINANCE  2.0%
IntercontinentalExchange, Inc. (a)...    5,970          882,665
                                                    -----------

SPECIALTY STORES  0.7%
Tiffany & Co. .......................    5,480          290,769
                                                    -----------

STEEL  1.6%
Allegheny Technologies, Inc. ........    3,830          401,690
Cleveland-Cliffs, Inc. ..............    4,030          313,010
                                                    -----------
                                                        714,700
                                                    -----------
SYSTEMS SOFTWARE  0.8%
McAfee, Inc. (a).....................    9,810          345,312
                                                    -----------

TOBACCO  1.0%
Loews Corp.--Carolina Group..........    5,600          432,712
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES  4.2%
Leap Wireless International, Inc.
  (a)................................    5,800          490,100
NII Holdings, Inc., Class B (a)......   12,000          968,880
Vimpel-Communications--ADR
  (Russia)...........................    3,830          403,529
                                                    -----------
                                                      1,862,509
                                                    -----------
TOTAL LONG-TERM INVESTMENTS  97.9%
  (Cost $35,306,883)............................     43,650,929
                                                    -----------

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

DESCRIPTION                                            VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS  2.5%
Citigroup Global Markets, Inc. ($352,705 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.33%, dated 06/29/07, to be sold on 07/02/07
  at $352,862)..................................    $   352,705
State Street Bank & Trust Co. ($763,295 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.85%, dated 06/29/07, to be sold on 07/02/07
  at $763,604)..................................        763,295
                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,116,000)...............................      1,116,000
                                                    -----------

DESCRIPTION                                            VALUE
---------------------------------------------------------------
TOTAL INVESTMENTS  100.4%
  (Cost $36,422,883)............................    $44,766,929
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)...       (200,316)
                                                    -----------

NET ASSETS  100.0%..............................    $44,566,613
                                                    ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $36,422,883)........................    $44,766,929
Cash........................................................            625
Receivables:
  Investments Sold..........................................         30,888
  Dividends.................................................         24,443
  Interest..................................................            310
  Portfolio Shares Sold.....................................            279
Other.......................................................         44,822
                                                                -----------
    Total Assets............................................     44,868,296
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         83,225
  Investments Purchased.....................................         51,530
  Investment Advisory Fee...................................         23,251
  Distributor and Affiliates................................         16,642
Trustees' Deferred Compensation and Retirement Plans........         95,516
Accrued Expenses............................................         31,519
                                                                -----------
    Total Liabilities.......................................        301,683
                                                                -----------
NET ASSETS..................................................    $44,566,613
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $34,405,934
Net Unrealized Appreciation.................................      8,344,046
Accumulated Net Realized Gain...............................      2,026,849
Accumulated Net Investment Loss.............................       (210,216)
                                                                -----------
NET ASSETS..................................................    $44,566,613
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
SHARE
(Based on net assets of $44,566,613 and 8,164,227 shares of
beneficial interest issued and outstanding).................    $      5.46
                                                                ===========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,056)......    $   94,754
Interest....................................................        45,190
                                                                ----------
  Total Income..............................................       139,944
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       163,008
Distribution (12b-1) and Service Fees.......................        54,336
Professional Fees...........................................        22,280
Reports to Shareholders.....................................        16,624
Accounting and Administrative Expenses......................        10,646
Trustees' Fees and Related Expenses.........................         9,776
Custody.....................................................         9,010
Transfer Agent Fees.........................................         8,044
Other.......................................................         4,201
                                                                ----------
  Total Expenses............................................       297,925
  Investment Advisory Fee Reduction.........................        23,891
  Less Credits Earned on Cash Balances......................           181
                                                                ----------
  Net Expenses..............................................       273,853
                                                                ----------
NET INVESTMENT LOSS.........................................    $ (133,909)
                                                                ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $2,834,753
                                                                ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     6,019,118
  End of the Period.........................................     8,344,046
                                                                ----------
Net Unrealized Appreciation During the Period...............     2,324,928
                                                                ----------
NET REALIZED AND UNREALIZED GAIN............................    $5,159,681
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $5,025,772
                                                                ==========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2007      DECEMBER 31, 2006
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $  (133,909)        $   (271,592)
Net Realized Gain...........................................        2,834,753            3,733,083
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        2,324,928           (1,403,699)
                                                                  -----------         ------------
Change in Net Assets from Operations........................        5,025,772            2,057,792

Distributions from Net Realized Gain........................       (3,009,212)          (3,546,999)
                                                                  -----------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        2,016,560           (1,489,207)
                                                                  -----------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        1,725,351            7,493,265
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        3,009,212            3,546,999
Cost of Shares Repurchased..................................       (4,731,477)         (11,123,739)
                                                                  -----------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........            3,086              (83,475)
                                                                  -----------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        2,019,646           (1,572,682)
NET ASSETS:
Beginning of the Period.....................................       42,546,967           44,119,649
                                                                  -----------         ------------
End of the Period (Including accumulated net investment loss
  of $210,216 and $76,307, respectively)....................      $44,566,613         $ 42,546,967
                                                                  ===========         ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX
                                                MONTHS
                                                 ENDED                               YEAR ENDED DECEMBER 31,
CLASS II SHARES                                JUNE 30,          ----------------------------------------------------------------
                                                 2007             2006          2005          2004          2003           2002
                                             ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................       $  5.24          $  5.40       $  4.86       $  4.23       $  3.05       $   4.52
                                                -------          -------       -------       -------       -------       --------
  Net Investment Loss....................         (0.02)(a)        (0.03)(a)     (0.03)(a)     (0.03)(a)     (0.03)(a)      (0.02)
  Net Realized and Unrealized
    Gain/Loss............................          0.62             0.31          0.57          0.66          1.21          (1.45)
                                                -------          -------       -------       -------       -------       --------
Total from Investment Operations.........          0.60             0.28          0.54          0.63          1.18          (1.47)
Less Distributions from Net Realized
  Gain...................................          0.38             0.44            --            --            --             --
                                                -------          -------       -------       -------       -------       --------
NET ASSET VALUE, END OF THE PERIOD.......       $  5.46          $  5.24       $  5.40       $  4.86       $  4.23       $   3.05
                                                =======          =======       =======       =======       =======       ========

Total Return*(b).........................        12.26%**          4.92%        11.11%        14.89%        38.69%        -32.52%
Net Assets at End of the Period (In
  millions)..............................       $  44.6          $  42.5       $  44.1       $  38.8       $   7.9       $    1.9
Ratio of Expenses to Average Net
  Assets*................................         1.26%            1.26%         1.26%         1.25%         1.26%          1.26%
Ratio of Net Investment Loss to Average
  Net Assets*............................        (0.62%)          (0.61%)       (0.59%)       (0.65%)       (0.79%)        (0.76%)
Portfolio Turnover.......................           61%**           154%          157%          152%          182%           227%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets..............................         1.37%            1.45%         1.55%         1.63%         4.31%          6.97%
   Ratio of Net Investment Loss to
     Average Net Assets..................        (0.73%)          (0.80%)       (0.88%)       (1.03%)       (3.84%)        (6.46%)

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

**  Non-Annualized

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $410,704. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $762,313 which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$171,329....................................................  December 31, 2009
 590,984....................................................  December 31, 2010

    The Portfolio's utilization of its capital loss carryforward above is subject to limitation due to a merger with another Regulated Investment Company.

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $36,446,028
                                                              ===========
Gross tax unrealized appreciation...........................  $ 8,892,265
Gross tax unrealized depreciation...........................     (571,364)
                                                              -----------
Net tax unrealized appreciation on investments..............  $ 8,320,901
                                                              ===========

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during year ended December 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $   81,827
  Long-term capital gain....................................   3,465,172
                                                              ----------
                                                              $3,546,999
                                                              ==========

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................  $3,009,115

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Portfolio's custody fee was reduced by $181 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the six months ended June 30, 2007, the Adviser waived approximately $23,900 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.26% of Class II average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $16,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2007, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $38,509 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $3,413.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and the year ended December 31, 2006, transactions were as follows:

                                                                  FOR THE              FOR THE
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               JUNE 30, 2007      DECEMBER 31, 2006
Beginning Shares............................................     8,114,001            8,176,689
Shares Sold.................................................       325,231            1,403,601
Shares Issued Through Dividend Reinvestment.................       615,381              660,521
Shares Repurchased..........................................      (890,386)          (2,126,810)
                                                                 ---------           ----------
Ending Shares...............................................     8,164,227            8,114,001
                                                                 =========           ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $25,564,704 and $27,884,828, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under those arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITSARAGG 8/07
  (VAN KAMPEN INVESTMENTS LOGO)                             IU07-02707P-Y06/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 9, 2007